                                                              File No. 333-89236
                                                              File No. 811-21104
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
      Pre-Effective Amendment No.                                            [X]
     Post-Effective Amendment No. 5                                          [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                    Amendment No. 6                                          [X]

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

             J. Michael Keefer, Vice President, General Counsel and
                                    Secretary
            First Security Benefit Life Insurance and Annuity Company
                                   of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
[X]    on May 1, 2005, pursuant to paragraph (b) of Rule 485
[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]    on May 1, 2005, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                                      [SDI LOGO]






PROSPECTUS

ADVISORDESIGNS(R) VARIABLE ANNUITY



May 1, 2005

                                                               Important Privacy
                                                                Notice Included

                                                                See Back Cover

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                               MAILING ADDRESS:
    FIRST SECURITY BENEFIT LIFE                 FIRST SECURITY BENEFIT LIFE
    INSURANCE AND ANNUITY COMPANY OF            INSURANCE AND ANNUITY COMPANY OF
    NEW YORK                                    NEW YORK
    70 WEST RED OAK LANE, 4TH FLOOR             P.O. BOX 750497
    WHITE PLAINS, NY 10604                      TOPEKA, KANSAS 66675-0497
    1-800-355-4570                              1-800-888-2461

   This Prospectus describes the AdvisorDesigns Variable Annuity -- a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

   You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-     AIM V.I. Capital Appreciation
-     Federated Fund for U.S. Government Securities II
-     Federated High Income Bond II
-     Fidelity VIP Contrafund
-     Fidelity VIP Growth Opportunities
-     Fidelity VIP Index 500
-     Fidelity VIP Investment-Grade Bond
-     Neuberger Berman AMT Guardian
-     Neuberger Berman AMT Partners
-     PIMCO VIT Real Return
-     PIMCO VIT Total Return
-     Potomac Dynamic VP HY Bond
-     Potomac VP Money Market
-     RVT CLS AdvisorOne Amerigo
-     RVT CLS AdvisorOne Clermont
-     Rydex VT Arktos
-     Rydex VT Banking
-     Rydex VT Basic Materials
-     Rydex VT Biotechnology
-     Rydex VT Consumer Products
-     Rydex VT Electronics
-     Rydex VT Energy
-     Rydex VT Energy Services
-     Rydex VT Financial Services
-     Rydex VT Health Care
-     Rydex VT Internet
-     Rydex VT Inverse Dynamic Dow 30
-     Rydex VT Inverse Mid Cap
-     Rydex VT Inverse Small Cap
-     Rydex VT Juno
-     Rydex VT Large Cap Europe
-     Rydex VT Large Cap Japan
-     Rydex VT Large Cap Growth
-     Rydex VT Large Cap Value
-     Rydex VT Leisure
-     Rydex VT Long Dynamic Dow 30
-     Rydex VT Medius
-     Rydex VT Mekros
-     Rydex VT Mid Cap Growth
-     Rydex VT Mid Cap Value
-     Rydex VT Nova
-     Rydex VT OTC
-     Rydex VT Precious Metals
-     Rydex VT Real Estate
-     Rydex VT Retailing
-     Rydex VT Sector Rotation
-     Rydex VT Small Cap Growth
-     Rydex VT Small Cap Value
-     Rydex VT Technology
-     Rydex VT Telecommunications
-     Rydex VT Titan 500
-     Rydex VT Transportation
-     Rydex VT U.S. Government Bond
-     Rydex VT U.S. Government Money Market
-     Rydex VT Ursa
-     Rydex VT Utilities
-     Rydex VT Velocity 100
-     SBL Global
-     SBL Small Cap Value
-     Strong Opportunity II

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.
DATE: MAY 1, 2005

  The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.

* The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 46 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                             TABLE OF CONTENTS

                                                                             Page
DEFINITIONS ...........................................................        4
SUMMARY ...............................................................        4
  Purpose of the Contract .............................................        4
  The Separate Account and the Funds ..................................        5
  Purchase Payments ...................................................        5
  Contract Benefits ...................................................        5
  Optional Riders .....................................................        5
  Free-Look Right .....................................................        6
  Charges and Deductions ..............................................        6
  Contacting the Company ..............................................        7
EXPENSE TABLE .........................................................        8
  Contract Owner Transaction Expenses .................................        8
  Periodic Expenses ...................................................        8
  Optional Rider Expenses .............................................        9
  Example .............................................................        9
CONDENSED FINANCIAL INFORMATION .......................................       10
INFORMATION ABOUT THE COMPANY, THE
  SEPARATE ACCOUNT, AND THE FUNDS .....................................       16
  First Security Benefit Life
   Insurance and Annuity Company of
   New York ...........................................................       16
  Published Ratings ...................................................       16
  Separate Account ....................................................       16
  Underlying Funds ....................................................       16
THE CONTRACT ..........................................................       18
  General .............................................................       18
  Application for a Contract ..........................................       18
  Optional Riders .....................................................       18
  Guaranteed Minimum Income Benefit ...................................       18
  Annual Stepped Up Death Benefit .....................................       19
  Guaranteed Minimum Withdrawal Benefit 19
  Extra Credit ........................................................       20
  Alternate Withdrawal Charge .........................................       21
  Purchase Payments ...................................................       21
  Allocation of Purchase Payments .....................................       22
  Bonus Credit
  Dollar Cost Averaging Option ........................................       23
  Asset Reallocation Option ...........................................       23
  Transfers of Contract Value .........................................       24
  Contract Value ......................................................       26
  Determination of Contract Value .....................................       26
  Cut-Off Times .......................................................       27
  Full and Partial Withdrawals ........................................       27
  Systematic Withdrawals ..............................................       28
  Free-Look Right .....................................................       28
  Death Benefit .......................................................       29
  Distribution Requirements ...........................................       29
  Death of the Annuitant ..............................................       30
CHARGES AND DEDUCTIONS ................................................       30
  Contingent Deferred Sales Charge ....................................       30
  Mortality and Expense Risk Charge ...................................       31
  Administration Charge ...............................................       31
  Account Administration Charge .......................................       31
  Premium Tax Charge ..................................................       31
  Other Charges .......................................................       32
  Variations in Charges ...............................................       32
  Optional Rider Charges ..............................................       32
  Guarantee of Certain Charges ........................................       32
  Underlying Fund Expenses ............................................       32
ANNUITY PERIOD ........................................................       33
  General .............................................................       33
  Annuity Options .....................................................       33
  Selection of an Option ..............................................       35
MORE ABOUT THE CONTRACT ...............................................       35
  Ownership ...........................................................       35
  Designation and Change of Beneficiary 35
  Dividends ...........................................................       36
  Payments from the Separate Account ..................................       36
  Proof of Age and Survival ...........................................       36
  Misstatements .......................................................       36
  Restrictions on Withdrawals from
   Qualified Plans ....................................................       36
FEDERAL TAX MATTERS ...................................................       37
  Introduction ........................................................       37
  Tax Status of the Company and the
   Separate Account ...................................................       37
  Income Taxation of Annuities in
   General -- Non-Qualified Plans .....................................       38
  Additional Considerations ...........................................       38
  Qualified Plans .....................................................       39
OTHER INFORMATION .....................................................       42
  Voting of Underlying Fund Shares ....................................       42
  Substitution of Investments .........................................       42
  Changes to Comply with Law and
   Amendments .........................................................       43
  Reports to Owners ...................................................       43
  Electronic Privileges ...............................................       43
  Legal Proceedings ...................................................       44
   Sale of the Contract ...............................................       44
  Legal Matters........................................................  ERROR!
                                                                        BOOKMARK
                                                                          NOT
                                                                         DEFINED
PERFORMANCE INFORMATION ...............................................       45
ADDITIONAL INFORMATION ................................................       45
  Registration Statement ..............................................       45
  Financial Statements ................................................       46
TABLE OF CONTENTS FOR STATEMENT OF
  ADDITIONAL INFORMATION ..............................................       46
OBJECTIVES FOR UNDERLYING FUNDS .......................................       47
APPENDIX A - IRA Disclosure Statement


YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

APPENDIX B - Roth IRA Disclosure Statement


YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE OFFICE -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

   ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

   BONUS CREDIT -- An amount equal to 2% of the initial Purchase Payment that is added to Contract Value as described under Bonus Credit.

   CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

   DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

   OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract. SEPARATE ACCOUNT -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

   VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

   WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:*

-     AIM V.I. Capital Appreciation
-     Federated Fund for U.S. Government Securities II
-     Federated High Income Bond II
-     Fidelity VIP Contrafund
-     Fidelity VIP Growth Opportunities
-     Fidelity VIP Index 500
-     Fidelity VIP Investment-Grade Bond
-     Neuberger Berman AMT Guardian
-     Neuberger Berman AMT Partners
-     PIMCO VIT Real Return
-     PIMCO VIT Total Return
-     Potomac Dynamic VP HY Bond
-     Potomac VP Money Market
-     RVT CLS AdvisorOne Amerigo
-     RVT CLS AdvisorOne Clermont
-     Rydex VT Arktos
-     Rydex VT Banking
-     Rydex VT Basic Materials
-     Rydex VT Biotechnology
-     Rydex VT Consumer Products
-     Rydex VT Electronics
-     Rydex VT Energy
-     Rydex VT Energy Services
-     Rydex VT Financial Services
-     Rydex VT Health Care
-     Rydex VT Internet
-     Rydex VT Inverse Dynamic Dow 30
-     Rydex VT Inverse Mid Cap
-     Rydex VT Inverse Small Cap
-     Rydex VT Juno
-     Rydex VT Large Cap Europe
-     Rydex VT Large Cap Japan
-     Rydex VT Large Cap Growth
-     Rydex VT Large Cap Value
-     Rydex VT Leisure
-     Rydex VT Long Dynamic Dow 30
-     Rydex VT Medius
-     Rydex VT Mekros
-     Rydex VT Mid Cap Growth
-     Rydex VT Mid Cap Value
-     Rydex VT Nova
-     Rydex VT OTC
-     Rydex VT Precious Metals
-     Rydex VT Real Estate
-     Rydex VT Retailing
-     Rydex VT Sector Rotation
-     Rydex VT Small Cap Growth
-     Rydex VT Small Cap Value
-     Rydex VT Technology
-     Rydex VT Telecommunications
-     Rydex VT Titan 500
-     Rydex VT Transportation
-     Rydex VT U.S. Government Bond
-     Rydex VT U.S. Government Money Market
-     Rydex VT Ursa
-     Rydex VT Utilities
-     Rydex VT Velocity 100
-     SBL Global
-     SBL Small Cap Value
-     Strong Opportunity II

* The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

   You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE PAYMENTS -- Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

   At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Minimum Withdrawal Benefit;

-     Extra Credit at 3%, 4% or 5%;

-     0-Year or 4-Year Alternate Withdrawal Charge.

*    Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

   The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

 PURCHASE PAYMENT
 OR BONUS CREDIT
       AGE               WITHDRAWAL
    (IN YEARS)             CHARGE
    ----------             ------
        1                    7%
        2                    7%
        3                    6%
        4                    5%
        5                    4%
        6                    3%
        7                    2%
    8 and over               0%

   The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or
(3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                                     ANNUAL
                                                 MORTALITY AND
                                                  EXPENSE RISK
CONTRACT VALUE                                       CHARGE
--------------                                       ------
Less than $25,000                                    1.10%
At least $25,000 but less than $100,000              0.95%
$100,000 or more                                     0.85%

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

   OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the

Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

   The Company makes each rider, available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with a total rider charge that exceeds 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)

                                    Annual
                                    Rider
                         Rate(1)    Charge
                         -----      ------

Guaranteed Minimum        3%         0.25%
Income Benefit            5%         0.40%
Annual Stepped Up
Death Benefit             ---        0.25%
Guaranteed Minimum
Withdrawal Benefit        ---        0.55%2
Extra Credit\3            3%         0.40%
                          4%         0.55%
                          5%         0.70%
Alternate Withdrawal    0-Year       0.70%4
Charge                  4-Year       0.60%4


(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

   ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

   ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

   PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

   OTHER EXPENSES. The Company pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

  Sales Load on Purchase Payments                                                 None
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to      7%(1)
  Purchase Payments)
  Transfer Fee (per transfer)                                                     None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

  Account Administration Charge                                                   $30(2)
  Separate Account Annual Expenses (as a percentage of average Contract
  Value)
    Annual Mortality and Expense Risk Charge                                      1.10%(3)
    Annual Administration Charge                                                  0.60%(4)
    Maximum Annual Charge for Optional Riders                                     2.00%(5)
    Total Separate Account Annual Expenses                                        3.70%

(1) The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge.

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)

                                   Annual
                                   Rider
                        Rate(1)    Charge
                        -------    ------

Guaranteed Minimum         3%       0.25%
Income Benefit Rider       5%       0.40%
Annual Stepped Up        ---        0.25%
Death Benefit Rider
Guaranteed Minimum
Withdrawal Benefit
Rider                    ---        0.55%(2)
Extra Credit Rider(4)     3%        0.40%
                          4%        0.55%
                          5%        0.70%
Alternative Withdrawal  0-Year      0.70%(3)
Charge Rider            4-Year      0.60%(3)


(1.) Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2.) The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for the rider is used in calculating the maximum rider charge of 2.00%.

(3.) If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

(4.) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                          MINIMUM    MAXIMUM
                          -------    -------
Total Annual
Underlying Fund
Operating Expenses(1)      0.35%      2.00%(2)

(1) Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ending December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2004.

(2) Total Annual Underlying Fund Operating Expenses after expense reimbursement is 1.20%. The Underlying Fund's adviser has contractually agreed, for the Underlying Fund's current fiscal year, to reduce Total Annual Underlying Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expense and Trustees' fees, 1.20% of average daily net assets. Under the Expense Limitation Agreement, the Underlying Fund's adviser may recoup these waivers and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                              1       3        5        10
                            YEAR    YEARS    YEARS    YEARS
                            ----    -----    -----    -----
If you surrender your
Contract at the end of
the applicable time period  $1,196  $2,223   $3,150   $5,506
If you do not surrender
or you annuitize your
Contract                      $568  $1,693   $2,801   $5,506

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
AIM V.I. CAPITAL APPRECIATION SERIES I
Accumulation unit value:

   Beginning of period ..................................................   $     8.51   $     6.87      $    7.00
   End of period ........................................................   $     8.67   $     8.51      $    6.87
Accumulation units outstanding at the end of period .....................       16,171       11,398          6,232

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II Accumulation unit value:

   Beginning of period ..................................................   $    10.31   $    10.53      $   10.40
   End of period ........................................................   $    10.21   $    10.31      $   10.53
Accumulation units outstanding at the end of period .....................       21,470       15,609          3,950

FEDERATED HIGH INCOME BOND II
Accumulation unit value:

   Beginning of period ..................................................   $    10.89   $     9.34      $    9.09
   End of period ........................................................   $    11.49   $    10.89      $    9.34
Accumulation units outstanding at the end of period .....................       95,559       63,779            934

FIDELITY VIP CONTRAFUND Accumulation unit value:

   Beginning of period ..................................................   $    10.41           --             --
   End of period ........................................................   $    11.48   $    10.41             --
Accumulation units outstanding at the end of period .....................       66,563        3,773             --

FIDELITY VIP GROWTH OPPORTUNITIES
Accumulation unit value:

   Beginning of period ..................................................   $     9.10           --             --
   End of period ........................................................   $     9.31   $     9.10             --
Accumulation units outstanding at the end of period .....................       12,096        1,818             --

FIDELITY VIP INDEX 500 Accumulation unit value:

   Beginning of period ..................................................   $     8.83           --             --
   End of period ........................................................   $     9.33   $     8.83             --
Accumulation units outstanding at the end of period .....................      120,813       32,816             --

FIDELITY VIP INVESTMENT-GRADE BOND Accumulation unit value:

   Beginning of period ..................................................   $    10.80   $    10.75      $   10.36
   End of period ........................................................   $    10.77   $    10.80      $   10.75
Accumulation units outstanding at the end of period .....................       47,000       16,257            128

FRANKLIN SMALL-MID CAP GROWTH SECURITIES
Accumulation unit value:

   Beginning of period ..................................................   $     9.47   $     7.22      $    7.24
   End of period ........................................................   $    10.10   $     9.47      $    7.22
Accumulation units outstanding at the end of period .....................       30,104       32,959          4,040

NEUBERGER BERMAN AMT GUARDIAN
Accumulation unit value:

   Beginning of period ..................................................   $     8.86   $     7.03      $    7.52
   End of period ........................................................   $     9.81   $     8.86      $    7.03
Accumulation units outstanding at the end of period .....................       10,923       10,571          6,310

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
NEUBERGER BERMAN AMT PARTNERS
Accumulation unit value:

   Beginning of period ..................................................   $     9.45           --             --
   End of period ........................................................   $    10.75   $     9.45             --
Accumulation units outstanding at the end of period .....................       16,331        9,120             --

PIMCO VIT REAL RETURN Accumulation unit value:

   Beginning of period ..................................................   $    10.35           --             --
   End of period ........................................................   $    10.79   $    10.35             --
Accumulation units outstanding at the end of period .....................       33,151       10,435             --

PIMCO VIT TOTAL RETURN Accumulation unit value:

   Beginning of period ..................................................   $     9.95           --             --
   End of period ........................................................   $     9.99   $     9.95             --
Accumulation units outstanding at the end of period .....................       43,127       35,054             --

RVT CLS ADVISORONE AMERIGO Accumulation unit value:

   Beginning of period ..................................................   $    11.35           --             --
   End of period ........................................................   $    12.07   $    11.35             --
Accumulation units outstanding at the end of period .....................      376,672      128,233             --

RVT CLS ADVISORONE CLERMONT Accumulation unit value:

   Beginning of period ..................................................   $    10.59           --             --
   End of period ........................................................   $    10.73   $    10.59             --
Accumulation units outstanding at the end of period .....................      409,321      104,078             --

RYDEX VT ARKTOS Accumulation unit value:

   Beginning of period ..................................................   $     8.82   $    14.70      $   17.34
   End of period ........................................................   $     7.45   $     8.82      $   14.70
Accumulation units outstanding at the end of period .....................            0      162,221            100

RYDEX VT BANKING Accumulation unit value:

   Beginning of period ..................................................   $    11.75           --             --
   End of period ........................................................   $    12.92   $    11.75             --
Accumulation units outstanding at the end of period .....................      135,582        3,296             --

RYDEX VT BASIC MATERIALS
Accumulation unit value:

   Beginning of period ..................................................   $     9.90           --             --
   End of period ........................................................   $    11.46   $     9.90             --
Accumulation units outstanding at the end of period .....................      190,300       15,687             --

RYDEX VT BIOTECHNOLOGY Accumulation unit value:

   Beginning of period ..................................................   $     6.83           --             --
   End of period ........................................................   $     6.62   $     6.83             --
Accumulation units outstanding at the end of period .....................        3,524          399             --

RYDEX VT CONSUMER PRODUCTS
Accumulation unit value:

   Beginning of period ..................................................   $    10.61           --             --
   End of period ........................................................   $    11.52   $    10.61             --
Accumulation units outstanding at the end of period .....................      153,743        3,752             --

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
RYDEX VT ELECTRONICS Accumulation unit value:

   Beginning of period ..................................................   $     6.54   $     4.02      $    4.66
   End of period ........................................................   $     4.89   $     6.54      $    4.02
Accumulation units outstanding at the end of period .....................        5,893       14,976          5,753

RYDEX VT ENERGY Accumulation unit value:

   Beginning of period ..................................................   $     8.01           --             --
   End of period ........................................................   $    10.15   $     8.01             --
Accumulation units outstanding at the end of period .....................      211,695       17,610             --

RYDEX VT ENERGY SERVICES
Accumulation unit value:

   Beginning of period ..................................................   $     6.03           --             --
   End of period ........................................................   $     7.72   $     6.03             --
Accumulation units outstanding at the end of period .....................       29,630          922             --

RYDEX VT FINANCIAL SERVICES
Accumulation unit value:

   Beginning of period ..................................................   $     9.40           --             --
   End of period ........................................................   $    10.55   $     9.40             --
Accumulation units outstanding at the end of period .....................      202,251        7,239             --

RYDEX VT HEALTH CARE
Accumulation unit value:

   Beginning of period ..................................................   $     8.71           --             --
   End of period ........................................................   $     8.86   $     8.71             --
Accumulation units outstanding at the end of period .....................      190,661       23,383             --

RYDEX VT INTERNET Accumulation unit value:

   Beginning of period ..................................................   $     5.24   $     3.33      $    2.83
   End of period ........................................................   $     5.81   $     5.24      $    3.33
Accumulation units outstanding at the end of period .....................      374,367        5,057          6,796

RYDEX VT JUNO Accumulation unit value:

   Beginning of period ..................................................   $     9.65           --             --
   End of period ........................................................   $     8.25   $     9.65             --
Accumulation units outstanding at the end of period .....................       35,220          584             --

RYDEX VT LARGE CAP EUROPE
Accumulation unit value:

   Beginning of period ..................................................   $     9.62           --             --
   End of period ........................................................   $    10.70   $     9.62             --
Accumulation units outstanding at the end of period .....................   $   59,482       48,247             --

RYDEX VT LARGE CAP JAPAN
Accumulation unit value:

   Beginning of period ..................................................   $     9.10   $     6.90      $    8.14
   End of period ........................................................   $     9.61   $     9.10      $    6.90
Accumulation units outstanding at the end of period .....................        4,011       14,278          1,378

RYDEX VT LEISURE Accumulation unit value:

   Beginning of period ..................................................   $     7.42           --             --
   End of period ........................................................   $     8.80   $     7.42             --
Accumulation units outstanding at the end of period .....................      232,681        9,787             --

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
RYDEX VT MEDIUS Accumulation unit value:

   Beginning of period ..................................................   $    11.22           --             --
   End of period ........................................................   $    13.12   $    11.22             --
Accumulation units outstanding at the end of period .....................       15,026        1,318             --

RYDEX VT MEKROS Accumulation unit value:

   Beginning of period ..................................................   $    10.35           --             --
   End of period ........................................................   $    12.41   $    10.35             --
Accumulation units outstanding at the end of period .....................       78,584      412,137             --

RYDEX VT NOVA Accumulation unit value:

   Beginning of period ..................................................   $     7.60   $     5.70      $    5.98
   End of period ........................................................   $     8.34   $     7.60      $    5.70
Accumulation units outstanding at the end of period .....................    1,062,820       41,053          4,939

RYDEX VT OTC Accumulation unit value:

   Beginning of period ..................................................   $     8.03   $     5.77      $    5.51
   End of period ........................................................   $     8.41   $     8.03      $    5.77
Accumulation units outstanding at the end of period .....................      224,571       30,824            228

RYDEX VT PRECIOUS METALS
Accumulation unit value:

   Beginning of period ..................................................   $    20.31   $    15.05      $   12.32
   End of period ........................................................   $    16.68   $    20.31      $   15.05
Accumulation units outstanding at the end of period .....................       92,979        4,087            557

RYDEX VT REAL ESTATE
Accumulation unit value:

   Beginning of period ..................................................   $    12.04           --             --
   End of period ........................................................   $    14.94   $    12.04             --
Accumulation units outstanding at the end of period .....................       22,363        9,354             --

RYDEX VT RETAILING Accumulation unit value:

   Beginning of period ..................................................   $     9.74           --             --
   End of period ........................................................   $    10.26   $     9.74             --
Accumulation units outstanding at the end of period .....................      163,339           56             --

RYDEX VT SECTOR ROTATION
Accumulation unit value:

   Beginning of period ..................................................   $     9.35   $     7.52      $    8.30
   End of period ........................................................   $     9.92   $     9.35      $    7.52
Accumulation units outstanding at the end of period .....................       12,670        8,342          1,183

RYDEX VT TECHNOLOGY Accumulation unit value:

   Beginning of period ..................................................   $     6.52   $     4.22      $    4.08
   End of period ........................................................   $     6.32   $     6.52      $    4.22
Accumulation units outstanding at the end of period .....................        6,106        1,679          5,034

RYDEX VT TELECOMMUNICATIONS Accumulation unit value:

   Beginning of period ..................................................   $     6.57   $     5.13      $    4.22
   End of period ........................................................   $     7.09   $     6.57      $    5.13
Accumulation units outstanding at the end of period .....................      260,896           --            110

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
RYDEX VT TITAN 500 Accumulation unit value:

   Beginning of period ..................................................   $     7.75           --             --
   End of period ........................................................   $     8.67   $     7.75             --
Accumulation units outstanding at the end of period .....................       12,981           --             --

RYDEX VT TRANSPORTATION Accumulation unit value:

   Beginning of period ..................................................   $     9.30           --             --
   End of period ........................................................   $    10.95   $     9.30             --
Accumulation units outstanding at the end of period .....................      165,382           --             --

RYDEX VT U.S. GOVERNMENT BOND
Accumulation unit value:

   Beginning of period ..................................................   $    10.48   $    11.01      $   10.09
   End of period ........................................................   $    10.89   $    10.48      $   11.01
Accumulation units outstanding at the end of period .....................      638,967      354,840            279

RYDEX VT U.S. GOVERNMENT MONEY MARKET
Accumulation unit value:

   Beginning of period ..................................................   $     9.07   $     9.47      $    9.62
   End of period ........................................................   $     8.71   $     9.07      $    9.47
Accumulation units outstanding at the end of period .....................      955,333    2,261,713         16,781

RYDEX VT URSA Accumulation unit value:

   Beginning of period ..................................................   $     8.28           --             --
   End of period ........................................................   $     7.12   $     8.28             --
Accumulation units outstanding at the end of period .....................       27,025      180,609             --

RYDEX VT UTILITIES Accumulation unit value:

   Beginning of period ..................................................   $     5.47   $     4.56      $    4.77
   End of period ........................................................   $     6.15   $     5.47      $    4.56
Accumulation units outstanding at the end of period .....................       91,809       43,792          1,606

RYDEX VT VELOCITY 100 Accumulation unit value:

   Beginning of period ..................................................   $     5.05           --             --
   End of period ........................................................   $     5.53   $     5.05             --
Accumulation units outstanding at the end of period .....................       26,899       33,689             --

SBL GLOBAL Accumulation unit value:

   Beginning of period ..................................................   $    10.35           --             --
   End of period ........................................................   $    11.80   $    10.35             --
Accumulation units outstanding at the end of period .....................       22,194        3,700             --

SBL SMALL CAP VALUE
Accumulation unit value:

   Beginning of period ..................................................   $    14.62           --             --
   End of period ........................................................   $    16.89   $    14.62             --
Accumulation units outstanding at the end of period .....................       13,648        2,330             --

STRONG OPPORTUNITY II Accumulation unit value:

   Beginning of period ..................................................   $     9.10           --             --
   End of period ........................................................   $    10.29   $     9.10             --
Accumulation units outstanding at the end of period .....................       16,375       14,219             --

                                                                               2004         2003          2002(A)
                                                                            ----------   ----------      ---------
TEMPLETON DEVELOPING MARKETS
Accumulation unit value:

   Beginning of period ..................................................   $    13.78           --             --
   End of period ........................................................   $    16.45   $    13.78             --
Accumulation units outstanding at the end of period .....................       17,359       16,959             --
TEMPLETON FOREIGN SECURITIES
Accumulation unit value:

   Beginning of period ..................................................   $     8.90           --             --
   End of period ........................................................   $    10.09   $     8.90             --
Accumulation units outstanding at the end of period .....................       38,371       34,000             --

(a) For the period of August 1, 2002 (date of inception) through December 31, 2002.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its general account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provide. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

      12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees of either 0% or 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      ADMINISTRATIVE PAYMENTS. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Underlying Funds a servicing fee for administrative and other services the Company (or its affiliates) provide relating to Separate Account operations. These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0% to 0.30% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      TOTAL PAYMENTS. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Minimum Withdrawal Benefit;

-     Extra Credit at 3%, 4% or 5%;

-     0-Year or 4-Year Alternate Withdrawal Charge.

*  Provides a death benefit.


The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount or the Potomac VP Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

- Any purchase payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

       ANNUAL           BENEFIT
 WITHDRAWAL AMOUNT*     AMOUNT*
 ------------------     -------
         5%              130%
         6%              110%
         7%              100%

* A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your purchase payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit

Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                RATE OF
  INTEREST    RETURN (NET
    RATE      OF EXPENSES)
    ----      ------------
     3%          -5.00%
     4%          -1.50%
     5%           0.80%

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial purchase payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

        0-YEAR SCHEDULE          4-YEAR SCHEDULE
------------------------     -------------------------
 PURCHASE                    PURCHASE
 PAYMENT                     PAYMENT
 AGE (IN      WITHDRAWAL     AGE (IN        WITHDRAWAL
  YEARS)       CHARGE         YEARS)          CHARGE
  ------       ------         ------          ------
0 and over      0%              1                7%
                                2                7%
                                3                6%
                                4                5%
                                5 and over       0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

PURCHASE PAYMENTS -- The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for purchase payments allocated in whole or in part to the Potomac Dynamic VP HY Bond Subaccount and/or Potomac VP Money Market Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

BONUS CREDIT -- During the period beginning May 1, 2005 and ending December 31, 2005, the Company will pay a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided that the Contract application is submitted during a period during which the Bonus Credit Rider is available and that the Contract is issued without an Alternative Withdrawal Charge Rider. The Company reserves the right to withdraw the Bonus Credit Rider at any time without notice. The Company will apply the Bonus Credit at the time the initial Purchase Payment is effective and will allocate it among the Subaccounts in the same proportion as the initial purchase payment. The 2% Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. This Bonus Credit is not available to a Contract Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the Electronic Transfer Privilege section of the application or the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset
Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the Electronic Transfer Privilege section of the application or the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for requests that include a transfer in whole or in part to or from the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Potomac VP Money Market Subaccount and the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the

Underlying Funds or potentially disadvantageous to Owners and Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                           NUMBER OF
                                             ROUND
                                             TRIPS
          SUBACCOUNT                       TRANSFERS*
          ----------                       ----------
Potomac VP Money Market and                Unlimited
all Rydex Subaccounts, except
the Rydex VT Sector Rotation

Potomac Dynamic VP HY Bond                     8

Rydex VT Sector Rotation                       6

AIM V.I. Capital                               4
Appreciation, Federated Fund
for U.S. Government
Securities II, Federated High
Income Bond II, Fidelity VIP
Contrafund, Fidelity VIP
Growth Opportunities,
Fidelity VIP Index 500,
Fidelity Investment Grade
Bond, Neuberger Berman AMT
Guardian, Neuberger Berman
AMT Partners, PIMCO VIT Real
Return, PIMCO VIT Total
Return, RVT CLS AdvisorOne
Amerigo, RVT CLS AdvisorOne
Clermont, SBL Global, SBL
Small Cap Value

Strong Opportunity II                         2

* Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. Please note that you may not transfer your Contract Value to Franklin Small-Mid Cap Growth Securities, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts, effective May 1, 2004.

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers TO OR FROM THE POTOMAC VP MONEY MARKET SUBACCOUNT. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      The Company does not limit or restrict transfers to or from the Potomac VP Money Market Subaccount and the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-     Payment of purchase payments,

-     Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

      In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after the cut-off time of 2:00 p.m. Central time on any Valuation Date (1:00 p.m. Central time for any transaction that includes the in whole or in part Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us no later than one hour (two hours for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by 2:00 p.m. Central time (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) (the "cut-off time"). Financial transactions received after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments and purchase payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The cut-off time will not be extended, however, for transactions that include in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount, and the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for withdrawals in whole or in part from the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from remaining Contract Value, provided there is sufficient Contract Value available. Alternatively, you may request that any withdrawal charge be deducted from your payment. Upon payment, your Contract Value will be reduced by an amount equal to the payment, plus any applicable withdrawal charge, or if you requested that any withdrawal charge be deducted from your payment, your payment will be reduced by the amount of any such charge. Contract Value will also be reduced by any premium tax charge and by a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge " and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

  PURCHASE PAYMENT
  AND BONUS CREDIT             WITHDRAWAL
   AGE (IN YEARS)               CHARGE
   --------------               ------
         1                        7%
         2                        7%
         3                        6%
         4                        5%
         5                        4%
         6                        3%
         7                        2%
    8 and over                    0%

      The Company will deduct the withdrawal charge from your remaining Contract Value following the withdrawal, provided there is sufficient Contract Value available, unless you request that the charge be deducted from the withdrawal payment. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contract. The withdrawal charge is designed to reimburse the Company for these costs, although it is expected that actual expenses will be greater than the amount of the charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk. Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase payments. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers ("NASD").

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                  ANNUAL
                               MORTALITY AND
                               EXPENSE RISK
CONTRACT VALUE                    CHARGE
--------------                    ------
Less than $25,000                 1.10%
At least $25,000 but
  less than $100,000              0.95%
$100,000 or more                  0.85%

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above, and is deducted monthly. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

      ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.40% for the Potomac Dynamic VP HY Bond and Potomac VP Money Market Subaccounts; 0.45% for each of the Rydex Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Strong Opportunity Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)

                                              Annual
                                              Rider
                                 Rate(1)      Charge
                                 -----        ------
Guaranteed Minimum                 3%          0.25%
Income Benefit                     5%          0.40%

Annual Stepped Up                  --          0.25%
Death Benefit

Guaranteed Minimum                 --          0.55%(2)
Withdrawal Benefit
                                   3%          0.40%
Extra Credit(3)                    4%          0.55%
                                   5%          0.70%
Alternate Withdrawal Charge      0-Year        0.70%(4)
                                 4-Year        0.60%(4)


1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4 If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the

Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      OPTION 5 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 6 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4 and 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement

Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

     TAX YEAR               AMOUNT
   2005-2007                $4,000
2008 and thereafter         $5,000

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax year of 2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($65,000 for a married couple filing a joint return and $45,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2 -- the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a Section 403(b) plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, traditional retirement account or annuity described in Code Section 408.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution;
(vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the general account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- You may request a transfer of Contract Value and may make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone unless you have opted out of the Electronic Transfer Privilege option. You also may request a transfer of Contract Value electronically via facsimile, or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.

      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. SDI has entered into an arrangement with Vantage Securities , Inc., whereby Vantage is eligible for such payments.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount and Potomac VP Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account A at December 31, 2004 and each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to First Security Benefit Life Insurance and Annuity Company of New York. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER
TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

  There is no guarantee that the investment objective of any Underlying Fund will be met.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust. Currently, shares of the Trust are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

      AIM V.I. CAPITAL APPRECIATION FUND SERIES I. AIM V.I. Capital Appreciation Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

      INVESTMENT OBJECTIVE: To seek growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially change. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

      FEDERATED HIGH INCOME BOND FUND II - SERVICE SHARES. Federated High Income Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance Series.

      INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds").

      FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II. Federated Fund For U.S. Government Securities II (the "Fund") is a portfolio of Federated Insurance Series.

      INVESTMENT OBJECTIVE: The Fund seeks to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. In addition, the Fund may invest a portion of its assets in investment grade non-governmental mortgage backed securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. The Fidelity Variable Insurance Products Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the investment adviser of VIP and its portfolios.

      FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2. Fidelity VIP Contrafund(R) (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMR Co., Inc. ("FMRC") began serving as subadviser to the fund. On behalf of VIP Contrafund, FMR has entered into subadvisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). On behalf of VIP Contrafund, FMR Far East has entered into a subadvisory agreement with Fidelity Investments Japan Limited ("FIJ").

      INVESTMENT OBJECTIVE: To seek long-term appreciation. The Fund seeks to meet this objective by:

-     Normally investing primarily in common stocks.

- Investing in securities of companies whose value it believes is not fully recognized by the public.

-     Investing in domestic and foreign issuers.

-     Investing in either "growth" stocks or "value" stocks or both.

- Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

      FIDELITY VIP INDEX 500 - SERVICE CLASS 2. Fidelity VIP Index 500 (the "Fund") is a portfolio of VIP. FMRC serves as subadviser to the Fund.

      INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(SM) Index (S&P 500(R)). The Fund seeks to meet this objective by:

- Normally investing at least 80% of assets in common stocks included in the S&P 500.

- Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

-     Lending securities to earn income for the Fund.

      FIDELITY VIP INVESTMENT GRADE BOND - SERVICE CLASS 2. Fidelity VIP Investment Grade Bond (the "Fund") is a portfolio of VIP. On behalf of VIP, FMR has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. ("FIMM").

      INVESTMENT OBJECTIVE: To seek a high level of current income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

- Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

- Managing the Fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

-     Allocating assets across different market sectors and maturities.

- Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 14, 1994. VIP's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. FMR is the investment adviser of VIP and its portfolios.

      FIDELITY VIP GROWTH OPPORTUNITIES - SERVICE CLASS 2. Fidelity VIP Growth Opportunities (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMRC began serving as subadviser to the portfolio. On behalf of the Fund, FMR has entered into subadvisory agreements with FMR U.K. and FMR Far East. On behalf of the Fund, FMR Far East has entered into a subadvisory agreement with FIJ.

      INVESTMENT OBJECTIVE: To seek to provide capital growth. The Fund seeks to meet this objective by:

-     Normally investing primarily in common stocks.

- Potentially investing in other types of securities, including bonds which may be lower-quality debt securities

-     Investing in domestic and foreign issuers

-     Investing in either "growth" stocks or "value" stocks or both.

- Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

      FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (FORMERLY FRANKLIN SMALL
Cap)- CLASS 2. Franklin Small-Mid Cap Growth Securities Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- The Neuberger Berman Advisers Management Trust is a diversified, open-end management company organized as a Delaware business trust on May 23, 1994. Portfolios of the Trust are offered to insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts. The investment manager is Neuberger Berman Management, Inc. in connection with Neuberger Berman, LLC, as sub-adviser.

      NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS I). The Neuberger Berman AMT Guardian Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital; current income is a secondary goal. To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in a well-positioned business that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors.

      NEUBERGER BERMAN AMT PARTNERS PORTFOLIO. Neuberger Berman AMT Partners Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

      INVESTMENT OBJECTIVE: To seek growth of capital. To pursue this objective, the Fund invests mainly in common stocks of mid-to-large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 100, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

      PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within three years (plus or minus) of the duration of the Lehman Brothers Global Real: U.S. TIPS Index, which as of March 31, 2005 was
6.75 years. For these purposes, in calculating the Portfolio's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

      PIMCO TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Total Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified Fund of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE POTOMAC INSURANCE TRUST -- The Potomac Insurance Trust is an open-end investment company. Shares of The Potomac Insurance Trust's portfolios may be purchased through variable annuity contracts and variable life insurance policies. Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110, serves as the Fund's investment adviser.

      DYNAMIC VP HY BOND FUND. Dynamic VP HY Bond Fund (the "Fund") is a series of The Potomac Insurance Trust. The investment adviser of the Fund, Rafferty, has entered into a sub-advisory agreement with Transamerica Investment Management, LLC, which serves as sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

      POTOMAC VP MONEY MARKET FUND. Potomac VP Money Market Fund (the "Fund") is a series of The Potomac Insurance Trust.

      INVESTMENT OBJECTIVE: To seek to provide security of principal, current income and liquidity by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Potomac Insurance Trust's Board of Trustees or Rafferty to present minimal credit risk.

      THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust, a non-diversified, open-end investment company, was organized as a Delaware business trust on June 11, 1998. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Investments serves as investment adviser and manager of the portfolios of the Trust.

      RVT CLS ADVISORONE AMERIGO FUND. CLS AdvisorOne Amerigo Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Investments, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital without regard to current income. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

      RVT CLS ADVISORONE CLERMONT FUND. CLS AdvisorOne Clermont Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Investments, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek a combination of current income and growth of capital. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

      RYDEX VT ARKTOS FUND. Rydex VT Arktos Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index(TM), and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on: securities, futures contracts, and stock indexes. On a day to day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund may also enter into repurchase agreements.

      RYDEX VT BANKING FUND. Rydex VT Banking Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT BASIC MATERIALS FUND. Rydex VT Basic Materials Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Basic Materials Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT BIOTECHNOLOGY FUND. Rydex VT Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Biotechnology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT CONSUMER PRODUCTS FUND. Rydex VT Consumer Products Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Consumer Products Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ELECTRONICS FUND. Rydex VT Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Electronics Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ENERGY FUND. Rydex VT Energy Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ENERGY SERVICES FUND. Rydex VT Energy Services Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT FINANCIAL SERVICES FUND. Rydex VT Financial Services Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Financial Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

      RYDEX VT HEALTH CARE FUND. Rydex VT Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT INTERNET FUND. Rydex VT Internet Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet Companies may also include companies that provide intranet and extranet services. The Fund will seek to maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT INVERSE DYNAMIC DOW 30 FUND. Rydex VT Inverse Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

      The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Inverse Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. The Inverse Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow 30 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

      RYDEX VT INVERSE MID CAP FUND. Rydex VT Inverse Mid Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index.

      Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

      RYDEX VT INVERSE SMALL CAP FUND. Rydex VT Inverse Small Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index(R).

      Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

      RYDEX VT JUNO FUND. Rydex VT Juno Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

      RYDEX LARGE CAP EUROPE FUND. Rydex Large Cap Europe Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index ("Stoxx 50 Index"). The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

      RYDEX VT LARGE CAP GROWTH FUND. Rydex VT Large Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT LARGE CAP JAPAN FUND. Rydex VT Large Cap Japan Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

      RYDEX VT LARGE CAP VALUE FUND. Rydex VT Large Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT LEISURE FUND. Rydex VT U.S. Leisure Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Leisure Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT LONG DYNAMIC DOW 30 FUND. Rydex VT Long Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is 200% of the performance of the Dow Jones Industrial Average.

      The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Long Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Long Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. The Long Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Long Dynamic Dow 30 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Long Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Long Dynamic Dow 30 Master Fund also may purchase equity securities.

      RYDEX MEDIUS FUND. Rydex Medius Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(TM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT MEKROS FUND. Rydex VT Mekros Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included on the Russell 2000(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT MID CAP GROWTH FUND. Rydex VT Mid Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT MID CAP VALUE FUND. Rydex VT Mid Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT NOVA FUND. Rydex VT Nova Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(R). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT OTC FUND. Rydex VT OTC Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(R) (the "Index"). If the Funds meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

      RYDEX VT PRECIOUS METALS FUND. Rydex VT Precious Metals Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT REAL ESTATE FUND. Rydex VT Real Estate Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, enter into swap agreements, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT RETAILING FUND. Rydex VT Retailing Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Retailing Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT SECTOR ROTATION FUND. Rydex VT Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by moving its investments among different sectors or industries. Each month the Fund's Investment Adviser, Rydex Investments, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

      RYDEX VT SMALL CAP GROWTH FUND. Rydex VT Small Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

   The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT SMALL CAP VALUE FUND. Rydex VT Small Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT TECHNOLOGY FUND. Rydex VT Technology Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Technology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT TELECOMMUNICATIONS FUND. Rydex VT Telecommunications Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Telecommunications Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

      RYDEX VT TITAN 500 FUND. Rydex VT Titan 500 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index(TM) (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

      RYDEX VT TRANSPORTATION FUND. Rydex VT Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT U.S. GOVERNMENT BOND FUND. Rydex VT U.S. Government Bond Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

      RYDEX VT U.S. GOVERNMENT MONEY MARKET FUND. Rydex VT U.S. Government Money Market Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

      RYDEX VT URSA FUND. Rydex VT Ursa Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that will inversely correlate to the performance of the S&P 500 Index (the "Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's share should go down by 5% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund may enter into repurchase agreements and sell securities short.

      RYDEX VT UTILITIES FUND. Rydex VT Utilities Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT VELOCITY 100 FUND. Rydex VT Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R) (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliates.

      SBL GLOBAL. SBL Global (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly owned subsidiary of the Company. Security Management Company has entered into a sub-advisory agreement with OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

      To lower the risks of foreign investing, such as currency fluctuations, OppenheimerFunds diversifies broadly across countries and industries. The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and to adjust its exposure to certain markets.

      SBL SMALL CAP VALUE. SBL Small Cap Value (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of the Company. Security Management Company has entered into a sub-advisory agreement with Wells Capital Management Incorporated, which serves as sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Wells Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan or a change in the political, economic, or social environment.

WELLS FARGO ADVANTAGE OPPORTUNITY VT FUND -- Wells Fargo Advantage Opportunity VT Fund (the "Fund") is a diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The Fund has entered into an Advisory Agreement with Wells Capital Management, 525 Market Street, 10th Floor, San Francisco, California 94105.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing in equity securities of medium-capitalization companies that the Fund believes are under-priced, yet have attractive growth prospects. The manager bases the analysis on a comparison between the company's public value, based on market quotations, with its "private-market value" -- the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. The Fund determines a company's private-market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

      TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2. Templeton Developing Markets Fund -- Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Asset Management Ltd. is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

      TEMPLETON FOREIGN SECURITIES FUND -- CLASS 2. Templeton Foreign Securities Fund -- Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Investment Counsel, LLC is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2005

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2005, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


7910A (R5-04)                                                        32-79104-01

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GENERAL INFORMATION AND HISTORY .......................................       3
   Safekeeping of Assets ..............................................       3


METHOD OF DEDUCTING THE EXCESS CHARGE .................................       3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS .       4
   Section 403(b) .....................................................       4
   Sections 408 and 408A ..............................................       4

PERFORMANCE INFORMATION ...............................................       5

EXPERTS ...............................................................       6

FINANCIAL STATEMENTS ..................................................       6

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE EXCESS CHARGE

The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +    N/A
Less:  Base Charge.........................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of
   Valuation Date before Record Date.......         $ 10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Dividend Per Unit....................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......     x        5,000
                                                    ----------
Net Dividend Amount........................         $   120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are not payable after the Annuity Start Date.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement equal to the applicable dollar amount shown in the table below:

        TAX YEAR               DEFERRED AMOUNT
        --------               ---------------
          2005                     $14,000
   2006 and thereafter             $15,000

The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                                 ADDITIONAL
        TAX YEAR               CATCH UP AMOUNT
        --------               ---------------
          2005                     $4,000
   2006 and thereafter             $5,000

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $41,000, or (ii) 100% of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

        TAX YEAR                AMOUNT
        --------                ------
        2005-2007               $4,000
   2008 and thereafter          $5,000

(If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax year 2005, or $1,000 for the 2006 tax year or any tax year thereafter.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $42,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)(365/7)] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge. Average annual total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account A of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2004 and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young,LLP, independent registered public accounting firm, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account A of First Security Benefit Life Insurance and Annuity Company of New York at December 3,1 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Financial Statements

                  Years Ended December 31, 2004, 2003, and 2002



                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Audited Financial Statements

Balance Sheets................................................................2
Statements of Income..........................................................3
Statements of Changes in Stockholder's Equity.................................4
Statements of Cash Flows......................................................5
Notes to Financial Statements.................................................6

!@#              ERNST & YOUNG LLP                    Phone: (816) 474-5200
                 One Kansas City Place                www.ey.com
                 1200 Main Street
                 Kansas City, Missouri 64105-2143


             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for its variable annuity contracts in response to a new accounting standard that became effective January 1, 2004.



                                               /s/ Ernst & Young LLP

February 4, 2005


                    A Member Practice of Ernst & Young Global

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                                 Balance Sheets


                                                                    DECEMBER 31
                                                                 2004        2003
                                                               --------     --------
                                                                   (In Thousands)
ASSETS

Bonds available-for-sale                                       $  4,310     $  6,015
Short-term investments                                            2,294           --
Cash                                                                922          147
Deferred policy acquisition costs                                 1,382        2,916
Deferred sales inducement costs                                   3,030           --
Deferred income taxes                                               174           --
Other assets                                                        293          292
Separate account assets                                          91,239       56,652
                                                               --------     --------
Total assets                                                   $103,644     $ 66,022
                                                               ========     ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

   Policy reserves and annuity account values                  $  2,138     $  1,494
   Deferred income taxes                                             --          136
   Other liabilities                                                737          242
   Separate account liabilities                                  91,239       56,652
                                                               --------     --------
Total liabilities                                                94,114       58,524

Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized,
     issued and outstanding                                       2,000        2,000
   Additional paid-in capital                                     6,600        4,600
   Accumulated other comprehensive income, net                       67          176
   Retained earnings                                                863          722
                                                               --------     --------
Total stockholder's equity                                        9,530        7,498
                                                               --------     --------
Total liabilities and stockholder's equity                     $103,644     $ 66,022
                                                               ========     ========

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Statements of Income


                                                        YEAR ENDED DECEMBER 31
                                                      2004       2003       2002
                                                     ------     ------     ------
                                                            (In Thousands)
Revenues:
   Asset-based fees                                  $1,703     $  416     $   86
   Net investment income                                266        347        383
                                                     ------     ------     ------
Total revenues                                        1,969        763        469

Benefits and expenses:
   Interest credited to annuity account balances         48         23         13
   Commissions and other operating expenses           1,737        469        373
                                                     ------     ------     ------
Total benefits and expenses                           1,785        492        386
                                                     ------     ------     ------

Income before income tax expense                        184        271         83
Income tax expense                                       43         87         15
                                                     ------     ------     ------
Net income                                           $  141     $  184     $   68
                                                     ======     ======     ======

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                  Statements of Changes in Stockholder's Equity

                                                              ACCUMULATED
                                               ADDITIONAL        OTHER                       TOTAL
                                     COMMON     PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                      STOCK     CAPITAL          INCOME       EARNINGS       EQUITY
                                     -------   ----------    -------------    --------    -------------
                                                              (In Thousands)
Balance at January 1, 2002           $ 2,000     $ 4,600        $   119        $   470       $ 7,189
Comprehensive income:
   Net income                             --          --             --             68            68
   Other comprehensive
     income - unrealized
     gains on
     available-for-sale
     bonds, net                           --          --            166             --           166
                                                                                             -------
Comprehensive income                                                                             234
                                     -------     -------        -------        -------       -------
Balance at December 31, 2002           2,000       4,600            285            538         7,423
Comprehensive income:
   Net income                             --          --             --            184           184
   Other comprehensive loss -
     unrealized loss on
     available-for-sale bonds,
     net                                  --          --           (109)            --          (109)
                                                                                             -------
Comprehensive income                                                                              75
                                     -------     -------        -------        -------       -------
Balance at December 31, 2003           2,000       4,600            176            722         7,498
Comprehensive income:
   Net income                             --          --             --            141           141
   Other comprehensive
     loss - unrealized loss
     on available-for-sale
     bonds, net                           --          --           (109)            --          (109)
                                                                                             -------
Comprehensive income                                                                              32
Capital contribution from parent          --       2,000             --             --         2,000
                                     -------     -------        -------        -------       -------
Balance at December 31, 2004         $ 2,000     $ 6,600        $    67        $   863       $ 9,530
                                     =======     =======        =======        =======       =======

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Cash Flows

                                                                 YEAR ENDED DECEMBER 31
                                                              2004         2003        2002
                                                            -------      -------      -------
                                                                    (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $   141      $   184      $    68
Adjustments to reconcile net income to net cash used in
   operating activities:
     Interest credited to annuity account balances               48           23           13
     Policy acquisition costs deferred                         (887)      (2,803)         (51)
     Amortization of deferred policy acquisition costs          492          (19)           7
     Sales inducement costs deferred                         (1,451)          --           --
     Amortization of sales inducement costs                     350           --           --
     Deferred income taxes                                     (245)          38           16
     Other                                                      513          211          (89)
                                                            -------      -------      -------
Net cash used in operating activities                        (1,039)      (2,366)         (36)

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds
   available-for-sale                                         1,506        1,402        1,488
Acquisitions of bonds available-for-sale                         --           --       (1,719)
Net (purchases) sales of short-term investments              (2,294)          --          120
                                                            -------      -------      -------
Net cash (used in) provided by investing activities            (788)       1,402         (111)

FINANCING ACTIVITIES
Deposits to annuity account balances                          1,954          940          132
Withdrawals from annuity account balances                    (1,352)         (70)         (82)
Capital contribution from parent                              2,000           --           --
                                                            -------      -------      -------
Net cash provided by financing activities                     2,602          870           50
                                                            -------      -------      -------

Increase (decrease) in cash                                     775          (94)         (97)
Cash at beginning of year                                       147          241          338
                                                            -------      -------      -------
Cash at end of year                                         $   922      $   147      $   241
                                                            =======      =======      =======

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2004


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is an indirect wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company.

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting By Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. SOP 03-01 was adopted effective January 1, 2004, and the effect of accounting change was an expense of $10,000, which is net of income tax benefits of $6,000 and is reported in commissions and other operating expenses.

A provision of SOP 03-01 relates to the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, SOP 03-01 clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, the Company reclassified $1.9 million of sales inducements from deferred policy acquisition costs to deferred sales inducement costs effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary-Impairment and its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other than temporary and recognized in income. In September 2004, the Financial Accounting Standards Board issued Financial Staff Position (FSP) EITF 03-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification can be provided. The comment period was extended, and final guidance is not expected until at least 2005. Even though uncertainties still exist with this guidance, as the Company does not have unrealized losses on investments, it will not currently impact the financial statements.

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of accumulated other comprehensive income in equity, net of applicable income taxes. Premiums and discounts are amortized using the interest method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of net investment income.

Cash includes cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the year 2005 through 2009 and 8.5% thereafter at December 31,
2004), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income, net of applicable income taxes.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                          2004         2003
                                         -------      -------
                                            (In Thousands)
Balance at beginning of year             $ 2,916      $    94
Cost deferred during the year                887        2,803
Amortized to expense during the year        (492)          19
SOP 03-01 implementation                  (1,929)          --
                                         -------      -------
Balance at end of year                   $ 1,382      $ 2,916
                                         =======      =======

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates were 3% during 2004, 2003, and 2002.

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

   Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

   Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

   Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

The following reconciles the Company's net income (loss) and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                               NET INCOME (LOSS)             STOCKHOLDER'S EQUITY
                                            YEAR ENDED DECEMBER 31                DECEMBER 31
                                      ---------------------------------      --------------------
                                        2004        2003         2002         2004         2003
                                      -------      -------      -------      -------      -------
                                                            (In Thousands)
Based on statutory accounting
  practices                           $   214      $  (139)     $    47      $ 9,085      $ 6,894
Investment carrying amounts                --           --           --          101          270
Income taxes                              245          (39)         (16)         143         (157)
Investment reserve                         --          (17)          19            6            3
Annuity reserves/account values        (1,754)      (2,444)         (25)      (4,227)      (2,469)
Deferred policy acquisition costs         395        2,822           44        1,382        2,916
Deferred sales inducement costs         1,101           --           --        3,030           --
Other                                     (60)           1           (1)          10           41
                                      -------      -------      -------      -------      -------
Based on GAAP                         $   141      $   184      $    68      $ 9,530      $ 7,498
                                      =======      =======      =======      =======      =======

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2005, the Company can pay dividends of $214,000 without prior approval of the New York Insurance Commissioner.

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2004 and 2003, is as follows:

                                                           2004
                                      -------------------------------------------------
                                                       GROSS        GROSS
                                      AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                         COST          GAINS        LOSSES       VALUE
                                      -------------------------------------------------
                                                      (In Thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies             $3,183        $   81        $   --       $3,264
Obligations of states and
  political subdivisions                   401             5            --          406
Corporate securities                       353             9            --          362
Mortgage-backed securities                 272             6            --          278
                                        ------        ------        ------       ------
Total bonds                             $4,209        $  101        $   --       $4,310
                                        ======        ======        ======       ======

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

                                                          2003
                                      -------------------------------------------------
                                                       GROSS        GROSS
                                      AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                         COST          GAINS        LOSSES       VALUE
                                      -------------------------------------------------
                                                      (In Thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies             $4,457        $  211        $   --       $4,668
Obligations of states and
  political subdivisions                   404            23            --          427
Corporate securities                       455            27            --          482
Mortgage-backed securities                 429             9            --          438
                                        ------        ------        ------       ------
Total bonds                             $5,745        $  270        $   --       $6,015
                                        ======        ======        ======       ======

The amortized cost and fair value of bonds available-for-sale at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                            AMORTIZED        FAIR
                                              COST          VALUE
                                             ------        ------
                                                (In Thousands)
Due in one year or less                      $1,232        $1,255
Due after one year through five years         2,705         2,777
Mortgage-backed securities                      272           278
                                             ------        ------
                                             $4,209        $4,310
                                             ======        ======

At December 31, 2004, bonds available-for-sale with a carrying amount of $832,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2004, 2003, and 2002, are summarized as follows:


                                2004        2003        2002
                                ----        ----        ----
                                       (In Thousands)
Interest on bonds               $265        $347        $383
Other                              1           4           2
                                ----        ----        ----
Total investment income          266         351         385

Less investment expenses          --           4           2
                                ----        ----        ----
Net investment income           $266        $347        $383
                                ====        ====        ====

There were no sales of bonds available-for-sale during the years ended December 31, 2004, 2003, and 2002.

3. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred taxes relate principally to deferred policy acquisition costs and unrealized gains on bonds available-for-sale.

Income tax expense (benefit) consists of the following for the years ended December 31, 2004, 2003, and 2002:

                           2004          2003         2002
                          -----         -----        -----
                                   (In Thousands)
Current                   $ 288         $  49        $  (1)
Deferred                   (245)           38           16
                          -----         -----        -----
Income tax expense        $  43         $  87        $  15
                          =====         =====        =====

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


3. INCOME TAXES (CONTINUED)

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends-received deduction. The Company paid income taxes of $75,000 in 2004 and $3,000 in 2003 and received a refund of income taxes of $67,000 in 2002.

4. RELATED-PARTY TRANSACTIONS

The Company paid $77,000 in 2004, $116,000 in 2003, and $67,000 in 2002 to
affiliates for providing management, investment, and administrative services.

5. CONDENSED FAIR VALUE INFORMATION

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


5. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

                                          DECEMBER 31, 2004                DECEMBER 31, 2003
                                      -------------------------         -------------------------
                                      CARRYING           FAIR           CARRYING          FAIR
                                       AMOUNT            VALUE           AMOUNT           VALUE
                                      --------         --------         --------         --------
                                                            (In Thousands)
Bonds (Note 2)                        $  4,310         $  4,310         $  6,015         $  6,015
Separate account assets                 91,239           91,239           56,652           56,652
Individual and group annuities          (1,970)          (1,875)          (1,318)          (1,256)
Separate account liabilities           (91,239)         (91,239)         (56,652)         (56,652)

6. REINSURANCE

All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 2004 and 2003, the Company had established receivables totaling $174,000 and $179,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2004 and 2003, was $284,000 and $291,000, respectively.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantee provided to annuity contract holders is a guaranteed minimum death benefit (GMDB).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

- RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

- STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                         2004                                         2003
                         --------------------------------------       --------------------------------------
                                                       WEIGHTED                                     WEIGHTED
                                          NET          AVERAGE                         NET          AVERAGE
                         ACCOUNT        AMOUNT         ATTAINED       ACCOUNT        AMOUNT         ATTAINED
                          VALUE         AT RISK          AGE           VALUE         AT RISK          AGE
                         -------        -------        -------        -------        -------        -------
                                                         (Dollars in Thousands)
Return of premium        $26,180        $    22             62        $13,359        $    24             61
Step-up                   66,980             81             60         44,605            158             60
                         -------        -------        -------        -------        -------        -------
Total GMDB               $93,160        $   103             60        $57,964        $   182             60
                         =======        =======        =======        =======        =======        =======

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2004 and 2003, was $67,000 and $20,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

Under SOP 03-01, the Company's GMDB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. The Company will recalculate its GMDB reserve at each reporting date, and the resulting change in liability will be recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB reserve calculation and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's GMDB reserve calculation uses assumptions consistent with its deferred policy acquisition cost model. The following assumptions were used to determine the SOP 03-01 GMDB reserves as of December 31, 2004:

- Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

-     Mean long-term equity growth rate of 8.5%.

-     Equity volatility of 18%.

-     Bond volatility of 5%.

-     Mortality is 100% of Annuity 200 table.

- Asset fees are equal to fund management fees and product loads (varies by product).

- Discount rate is the long-term growth rate less assets fees (varies by product).

-     Lapse rates vary by product and duration.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                              Financial Statements

                          Year Ended December 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1

Audited Financial Statements

Statements of Net Assets....................................................   3
Statements of Operations....................................................  10
Statements of Changes in Net Assets.........................................  17
Notes to Financial Statements...............................................  27

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                             FEDERATED     FEDERATED
                               AIM V.I.        HIGH      FUND FOR U.S.                FIDELITY VIP                 FIDELITY VIP
                               CAPITAL        INCOME      GOVERNMENT    FIDELITY VIP     GROWTH      FIDELITY VIP   INVESTMENT
                             APPRECIATION    BOND II     SECURITIES II   CONTRAFUND   OPPORTUNITIES   INDEX 500     GRADE BOND
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                             ------------  ------------  -------------  ------------  -------------  ------------  ------------
Assets:
    Mutual funds, at market
      value                  $      140.3  $    1,098.0  $      219.4   $      764.0   $      112.6  $    1,126.6  $      506.2
                             ------------  ------------  ------------   ------------   ------------  ------------  ------------
Total assets                        140.3       1,098.0         219.4          764.0          112.6       1,126.6         506.2
                             ------------  ------------  ------------   ------------   ------------  ------------  ------------
Net assets                   $      140.3  $    1,098.0  $      219.4   $      764.0   $      112.6  $    1,126.6  $      506.2
                             ============  ============  ============   ============   ============  ============  ============

Units outstanding                  16,171        95,559        21,470         66,563         12,096       120,813        47,000

Unit value                   $       8.67  $      11.49  $      10.21   $      11.48   $       9.31  $       9.33  $      10.77

Mutual funds, at cost        $      126.2  $    1,053.9  $      218.1   $      700.8   $      104.3  $    1,025.1  $      498.3
Mutual fund shares                  6,182       134,391        18,912         28,995          7,053         8,241        38,698


                              NEUBERGER     NEUBERGER
                             BERMAN AMT     BERMAN AMT
                              GUARDIAN       PARTNERS
                             SUBACCOUNT     SUBACCOUNT
                             ------------  ------------
Assets:
    Mutual funds, at market
      value                  $      107.1  $      175.5
                             ------------  ------------
Total assets                        107.1         175.5
                             ------------  ------------
Net assets                   $      107.1  $      175.5
                             ============  ============

Units outstanding                  10,923        16,331

Unit value                   $       9.81  $      10.75

Mutual funds, at cost        $       97.4  $      148.4
Mutual fund shares                  6,625         9,580

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                              RVT CLS       RVT CLS                                      RYDEX VT
                               PIMCO VIT     PIMCO VIT      ADVISORONE     ADVISORONE      RYDEX VT       RYDEX VT        BASIC
                              REAL RETURN   TOTAL RETURN      AMERIGO       CLERMONT        ARKTOS         BANKING      MATERIALS
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
    Mutual funds, at market
      value                  $      358.3   $      431.5   $    4,545.4   $    4,392.4   $        3.3   $    1,751.5   $    2,180.3
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total assets                        358.3          431.5        4,545.4        4,392.4            3.3        1,751.5        2,180.3
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets                   $      358.3   $      431.5   $    4,545.4   $    4,392.4   $        3.3   $    1,751.5   $    2,180.3
                             ============   ============   ============   ============   ============   ============   ============

Units outstanding                  33,151         43,127        376,672        409,321             --        135,582        190,300

Unit value                   $      10.79   $       9.99   $      12.07   $      10.73   $       7.45   $      12.92   $      11.46

Mutual funds, at cost        $      356.2   $      430.5   $    4,031.2   $    4,137.9   $        3.3   $    1,637.6   $    1,950.8
Mutual fund shares                 27,730         41,054        141,249        153,743            153         48,265         66,756

                                               RYDEX VT
                               RYDEX VT        CONSUMER
                             BIOTECHNOLOGY     PRODUCTS
                              SUBACCOUNT      SUBACCOUNT
                             -------------   ------------
Assets:
    Mutual funds, at market
      value                   $       23.4   $    1,771.1
                              ------------   ------------
Total assets                          23.4        1,771.1
                              ------------   ------------
Net assets                    $       23.4   $    1,771.1
                              ============   ============

Units outstanding                    3,534        153,743

Unit value                    $       6.62   $      11.52

Mutual funds, at cost         $       23.3   $    1,651.5
Mutual fund shares                   1,211         53,752

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                                                                                         RYDEX VT
                                                             RYDEX VT       RYDEX VT                                     INVERSE
                                RYDEX VT      RYDEX VT        ENERGY       FINANCIAL       RYDEX VT       RYDEX VT       DYNAMIC
                              ELECTRONICS      ENERGY        SERVICES       SERVICES      HEALTH CARE     INTERNET        DOW 30
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
    Mutual funds, at market
      value                  $       28.8   $    2,148.7   $      228.9   $    2,133.0   $    1,689.5   $    2,178.0   $        7.0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total assets                         28.8        2,148.7          228.9        2,133.0        1,689.5        2,178.0            7.0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets                   $       28.8   $    2,148.7   $      228.9   $    2,133.0   $    1,689.5   $    2,178.0   $        7.0
                             ============   ============   ============   ============   ============   ============   ============

Units outstanding                   5,893        211,695         29,630        202,251        190,661        374,367            814

Unit value                   $       4.89   $      10.15   $       7.72   $      10.55   $       8.86   $       5.81   $       8.60

Mutual funds, at cost        $       28.4   $    1,977.3   $      219.4   $    1,929.9   $    1,600.7   $    1,938.7   $        7.0
Mutual fund shares                  2,189         72,397         10,979         70,211         66,359        128,043            162


                               RYDEX VT       RYDEX VT
                              INVERSE MID     INVERSE
                                  CAP        SMALL CAP
                              SUBACCOUNT     SUBACCOUNT
                             ------------   ------------
Assets:
    Mutual funds, at market
      value                  $         --   $         .1
                             ------------   ------------
Total assets                           --             .1
                             ------------   ------------
Net assets                   $         --   $         .1
                             ============   ============

Units outstanding                      --             --

Unit value                   $       8.55   $       8.32

Mutual funds, at cost        $         --   $         .1
Mutual fund shares                     --              2

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                      (Dollars in Thousands - Unit Values)

                                December 31, 2004

                                              RYDEX VT       RYDEX VT       RYDEX VT       RYDEX VT                      RYDEX VT
                               RYDEX VT      LARGE CAP       LARGE CAP     LARGE CAP       LARGE CAP      RYDEX VT     LONG DYNAMIC
                                 JUNO          EUROPE         GROWTH         JAPAN           VALUE        LEISURE         DOW 30
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
    Mutual funds, at market
      value                  $      290.4   $      636.4   $      249.8   $       38.6   $       59.9   $    2,048.0   $      136.5
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total assets                        290.4          636.4          249.8           38.6           59.9        2,048.0          136.5
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets                   $      290.4   $      636.4   $      249.8   $       38.6   $       59.9   $    2,048.0   $      136.5
                             ============   ============   ============   ============   ============   ============   ============

Units outstanding                  35,220         59,482         24,660          4,011          5,482        232,681         12,929

Unit value                   $       8.25   $      10.70   $      10.13   $       9.61   $      10.93   $       8.80   $      10.56

Mutual funds, at cost        $      296.4   $      657.6   $      246.8   $       36.5   $       57.4   $    1,763.1   $      137.1
Mutual fund shares                 13,231         28,136          9,702          1,389          2,165         80,664          5,274


                               RYDEX VT       RYDEX VT
                                MEDIUS         MEKROS
                              SUBACCOUNT     SUBACCOUNT
                             ------------   ------------
Assets:
    Mutual funds, at market
      value                  $      197.2   $      975.0
                             ------------   ------------
Total assets                        197.2          975.0
                             ------------   ------------
Net assets                   $      197.2   $      975.0
                             ============   ============

Units outstanding                  15,026         78,584

Unit value                   $      13.12   $      12.41

Mutual funds, at cost        $      184.6   $      953.3
Mutual fund shares                  7,441         28,975

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                               RYDEX VT        RYDEX VT                                        RYDEX VT
                                MID CAP         MID CAP        RYDEX VT        RYDEX VT        PRECIOUS         RYDEX VT
                                GROWTH          VALUE            NOVA            OTC            METALS        REAL ESTATE
                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                             -------------   -------------   -------------   -------------   -------------   -------------
Assets:
    Mutual funds, at market
      value                  $       320.9   $        34.5   $     8,872.6   $     1,888.8   $     1,551.3   $       334.2
                             -------------   -------------   -------------   -------------   -------------   -------------
Total assets                         320.9            34.5         8,872.6         1,888.8         1,551.3           334.2
                             -------------   -------------   -------------   -------------   -------------   -------------
Net assets                   $       320.9   $        34.5   $     8,872.6   $     1,888.8   $     1,551.3   $       334.2
                             =============   =============   =============   =============   =============   =============

Units outstanding                   30,438           3,083       1,062,820         224,571          92,979          22,363

Unit value                   $       10.54   $       11.19   $        8.34   $        8.41   $       16.68   $       14.94

Mutual funds, at cost        $       303.2   $        36.1   $     8,100.2   $     1,856.1   $     1,663.0   $       320.2
Mutual fund shares                  11,829           1,275       1,074,159         131,258         181,011           8,790

                                               RYDEX VT        RYDEX VT
                               RYDEX VT         SECTOR        SMALL CAP
                              RETAILING        ROTATION         GROWTH
                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                             -------------   -------------   -------------
Assets:
    Mutual funds, at market
      value                  $     1,676.4   $       125.7   $     1,199.0
                             -------------   -------------   -------------
Total assets                       1,676.4           125.7         1,199.0
                             -------------   -------------   -------------
Net assets                   $     1,676.4   $       125.7   $     1,199.0
                             =============   =============   =============

Units outstanding                  163,339          12,670         106,549

Unit value                   $       10.26   $        9.92   $       11.25

Mutual funds, at cost        $     1,587.2   $       112.9   $     1,154.5
Mutual fund shares                  62,906          11,262          41,996

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                                                                               RYDEX VT
                               RYDEX VT                        RYDEX VT                                          U.S.
                              SMALL CAP         RYDEX VT     TELECOMMUNI-      RYDEX VT        RYDEX VT       GOVERNMENT
                                VALUE          TECHNOLOGY       CATIONS       TITAN 500     TRANSPORTATION       BOND
                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                             -------------   -------------   -------------   -------------  --------------   -------------
Assets:
    Mutual funds, at market
      value                  $       491.8   $        38.6   $     1,847.6   $       112.6   $     1,811.5   $     6,953.4
                             -------------   -------------   -------------   -------------   -------------   -------------
Total assets                         491.8            38.6         1,847.6           112.6         1,811.5         6,953.4
                             -------------   -------------   -------------   -------------   -------------   -------------
Net assets                   $       491.8   $        38.6   $     1,847.6   $       112.6   $     1,811.5   $     6,953.4
                             =============   =============   =============   =============   =============   =============

Units outstanding                   42,893           6,106         260,896          12,981         165,382         638,967

Unit value                   $       11.47   $        6.32   $        7.09   $        8.67   $       10.95   $       10.89

Mutual funds, at cost        $       468.8   $        38.0   $     1,689.9   $       111.3   $     1,560.1   $     6,794.1
Mutual fund shares                  17,054           2,858          89,997           5,676          57,600         585,301

                             RYDEX VT U.S.
                               GOVERNMENT
                                 MONEY                         RYDEX VT
                                 MARKET      RYDEX VT URSA    UTILITIES
                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                             -------------   --------------  -------------
Assets:
    Mutual funds, at market
      value                  $     8,319.2   $       192.3   $       564.7
                             -------------   -------------   -------------
Total assets                       8,319.2           192.3           564.7
                             -------------   -------------   -------------
Net assets                   $     8,319.2   $       192.3   $       564.7
                             =============   =============   =============

Units outstanding                  955,333          27,025          91,809

Unit value                   $        8.71   $        7.12   $        6.15

Mutual funds, at cost        $     8,319.2   $       210.2   $       522.0
Mutual fund shares               8,319,195          37,051          32,567

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                                                                          TEMPLETON       TEMPLETON
                               RYDEX VT                     SBL SMALL         STRONG        FRANKLIN      DEVELOPING       FOREIGN
                             VELOCITY 100    SBL GLOBAL     CAP VALUE     OPPORTUNITY II   SMALL CAP       MARKETS       SECURITIES
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   ------------   ------------   --------------  ------------   ------------   ------------
Assets:
    Mutual funds, at market
      value                  $      148.6   $      261.9   $      230.4    $      168.5   $      304.0   $      285.6   $      387.2
                             ------------   ------------   ------------    ------------   ------------   ------------   ------------
Total assets                        148.6          261.9          230.4           168.5          304.0          285.6          387.2
                             ------------   ------------   ------------    ------------   ------------   ------------   ------------
Net assets                   $      148.6   $      261.9   $      230.4    $      168.5   $      304.0   $      285.6   $      387.2
                             ============   ============   ============    ============   ============   ============   ============

Units outstanding                  26,899         22,194         13,648          16,375         30,104         17,359         38,371

Unit value                   $       5.53   $      11.80   $      16.89    $      10.29   $      10.10   $      16.45   $      10.09

Mutual funds, at cost        $      132.8   $      223.5   $      193.2    $      140.1   $      271.9   $      222.1   $      312.1
Mutual fund shares                  6,436         31,625         11,447           7,507         15,644         32,937         26,985

                             See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                         FEDERATED
                                                                          FUND FOR
                                           AIM V.I        FEDERATED         U.S.                      FIDELITY VIP
                                           CAPITAL       HIGH INCOME     GOVERNMENT   FIDELITY VIP       GROWTH     FIDELITY VIP
                                         APPRECIATION      BOND II     SECURITIES II   CONTRAFUND    OPPORTUNITIES   INDEX 500
                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                         ------------   ------------   -------------  ------------   -------------  ------------
Net investment income (loss):
    Dividend distributions               $         --   $       54.3   $       10.4   $        0.1   $        0.2   $        5.2
    Expenses:
      Mortality and expense risk fee             (1.2)          (6.5)          (1.9)          (2.4)          (0.8)          (6.5)
      Administrative and distribution
          charges                                (0.8)          (3.8)          (1.4)          (1.4)          (0.5)          (4.3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (2.0)          44.0            7.1           (3.7)          (1.1)          (5.6)

Net realized and unrealized gain
    (loss) on investments:

      Capital gains distributions                  --             --            1.2             --             --             --
      Realized gain (loss) on sales of
          fund shares                             3.6           (3.7)          (6.4)           4.2             --           10.0
      Change in unrealized
          appreciation/depreciation on
          investments during the period           3.6           19.0            0.9           62.0            6.2           91.7
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                                7.2           15.3           (4.3)          66.2            6.2          101.7
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $        5.2   $       59.3   $        2.8   $       62.5   $        5.1   $       96.1
                                         ============   ============   ============   ============   ============   ============

                                         FIDELITY VIP    NEUBERGER       NEUBERGER
                                          INVESTMENT-    BERMAN AMT     BERMAN AMT
                                          GRADE BOND      GUARDIAN       PARTNERS
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $        9.5   $        0.1   $         --
    Expenses:
      Mortality and expense risk fee             (3.1)          (0.7)          (1.2)
      Administrative and distribution
          charges                                (1.9)          (0.5)          (0.9)
                                         ------------   ------------   ------------
Net investment income (loss)                      4.5           (1.1)          (2.1)

Net realized and unrealized gain
    (loss) on investments:

      Capital gains distributions                 7.1             --             --
      Realized gain (loss) on sales of
          fund shares                            (4.7)           7.9            5.8
      Change in unrealized
          appreciation/depreciation on
          investments during the period           5.1            3.5           19.7
                                         ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                                7.5           11.4           25.5
                                         ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $       12.0   $       10.3   $       23.4
                                         ============   ============   ============

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                         RVT CLS         RVT CLS
                                           PIMCO VIT      PIMCO VIT     ADVISORONE     ADVISORONE      RYDEX VT       RYDEX VT
                                          REAL RETURN   TOTAL RETURN     AMERIGO        CLERMONT        ARKTOS        BANKING
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $        2.5   $        7.1   $        2.9   $       10.3   $         --   $        3.6
    Expenses:
      Mortality and expense risk fee             (2.1)          (3.2)         (27.2)         (22.9)         (21.3)          (6.4)
      Administrative and distribution
          charges                                (1.3)          (2.1)         (16.1)         (13.6)         (11.3)          (3.4)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (0.9)           1.8          (40.4)         (26.2)         (32.6)          (6.2)

Net realized and unrealized gain
    (loss) on investments:

      Capital gains distributions                11.1            6.6             --             --             --           28.1
      Realized gain (loss) on sales of
          fund shares                              --            5.6           50.6           23.3         (393.1)          11.3
      Change in unrealized
          appreciation/depreciation on
          investments during the period           1.7            0.9          408.1          189.5          132.5          112.0
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                               12.8           13.1          458.7          212.8         (260.6)         151.4
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $       11.9   $       14.9   $      418.3   $      186.6   $     (293.2)  $      145.2
                                         ============   ============   ============   ============   ============   ============

                                           RYDEX VT                      RYDEX VT
                                             BASIC        RYDEX VT       CONSUMER
                                           MATERIALS    BIOTECHNOLOGY    PRODUCTS
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   -------------  ------------
Net investment income (loss):
    Dividend distributions               $        0.5   $         --   $        0.3
    Expenses:
      Mortality and expense risk fee             (7.4)          (1.8)          (6.8)
      Administrative and distribution
          charges                                (4.0)          (0.9)          (3.7)
                                         ------------   ------------   ------------
Net investment income (loss)                    (10.9)          (2.7)         (10.2)

Net realized and unrealized gain
    (loss) on investments:

      Capital gains distributions                30.5             --           12.8
      Realized gain (loss) on sales of
          fund shares                            15.8         (181.5)         (41.3)
      Change in unrealized
          appreciation/depreciation on
          investments during the period         225.0            0.1          116.3
                                         ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                              271.3         (181.4)          87.8
                                         ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $      260.4   $     (184.1)  $       77.6
                                         ============   ============   ============

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004


                                                                         RYDEX VT        RYDEX VT
                                           RYDEX VT       RYDEX VT        ENERGY        FINANCIAL      RYDEX VT       RYDEX VT
                                         ELECTRONICS       ENERGY        SERVICES       SERVICES     HEALTH CARE      INTERNET
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $         --   $        0.1   $         --   $        2.4   $         --   $         --
    Expenses:
      Mortality and expense risk fee             (0.2)          (7.4)          (0.6)          (6.7)          (6.0)          (6.8)
      Administrative and distribution
          charges                                (0.1)          (4.0)          (0.3)          (3.6)          (3.2)          (3.6)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (0.3)         (11.3)          (0.9)          (7.9)          (9.2)         (10.4)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                  --            0.5             --             --           11.7             --
      Realized gain (loss) on sales of
          fund shares                             3.7            9.8            5.6            1.6          (66.6)         (82.6)
      Change in unrealized
          appreciation/depreciation on
          investments during the period           4.3          169.5            9.6          200.4           85.0          237.6
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                                8.0          179.8           15.2          202.0           30.1          155.0
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $        7.7   $      168.5   $       14.3   $      194.1   $       20.9   $      144.6
                                         ============   ============   ============   ============   ============   ============

                                            RYDEX VT
                                            INVERSE        RYDEX VT       RYDEX VT
                                            DYNAMIC      INVERSE MID   INVERSE SMALL
                                            DOW 30           CAP            CAP
                                          SUBACCOUNT*    SUBACCOUNT*    SUBACCOUNT*
                                         ------------   ------------   -------------
Net investment income (loss):
    Dividend distributions               $         --   $         --   $         --
    Expenses:
      Mortality and expense risk fee               --             --           (0.1)
      Administrative and distribution
          charges                                  --             --           (0.1)
                                         ------------   ------------   ------------
Net investment income (loss)                       --             --           (0.2)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                  --             --             --
      Realized gain (loss) on sales of
          fund shares                            (0.2)          (1.3)          (4.7)
      Change in unrealized
          appreciation/depreciation on
          investments during the period            --             --             --
                                         ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                               (0.2)          (1.3)          (4.7)
                                         ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $       (0.2)  $       (1.3)  $       (4.9)
                                         ============   ============   ============

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                           RYDEX VT       RYDEX VT       RYDEX VT       RYDEX VT
                                           RYDEX VT       LARGE CAP      LARGE CAP      LARGE CAP      LARGE CAP      RYDEX VT
                                             JUNO          EUROPE         GROWTH          JAPAN          VALUE        LEISURE
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT*    SUBACCOUNT     SUBACCOUNT*    SUBACCOUNT
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $         --   $       52.8   $        1.3   $         --   $        0.2   $         --
    Expenses:
      Mortality and expense risk fee             (2.2)          (2.8)          (0.6)          (1.0)          (0.7)          (6.6)
      Administrative and distribution
          charges                                (1.3)          (1.5)          (0.3)          (0.5)          (0.3)          (3.6)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (3.5)          48.5            0.4           (1.5)          (0.8)         (10.2)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                 1.9            1.8            1.6             --            0.7           13.8
      Realized gain (loss) on sales of
          fund shares                           (35.5)          20.4            8.4          (32.7)          13.3          (28.5)
      Change in unrealized
          appreciation/depreciation on
          investments during the period          (6.1)           7.6            3.0           (3.7)           2.5          282.2
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                              (39.7)          29.8           13.0          (36.4)          16.5          267.5
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $      (43.2)  $       78.3   $       13.4   $      (37.9)  $       15.7   $      257.3
                                         ============   ============   ============   ============   ============   ============

                                            RYDEX VT
                                         LONG DYNAMIC     RYDEX VT       RYDEX VT
                                            DOW 30         MEDIUS         MEKROS
                                          SUBACCOUNT*    SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $        1.1   $         --   $         --
    Expenses:
      Mortality and expense risk fee               --           (1.0)          (6.3)
      Administrative and distribution
          charges                                  --           (0.6)          (3.4)
                                         ------------   ------------   ------------
Net investment income (loss)                      1.1           (1.6)          (9.7)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                 0.1            8.2            6.4
      Realized gain (loss) on sales of
          fund shares                             2.1           (6.4)        (521.0)
      Change in unrealized
          appreciation/depreciation on
          investments during the period          (0.6)          13.3          409.5
                                         ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                                1.6           15.1         (105.1)
                                         ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $        2.7   $       13.5   $     (114.8)
                                         ============   ============   ============

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                           RYDEX VT        RYDEX VT                                    RYDEX VT
                                           MID CAP         MID CAP       RYDEX VT        RYDEX VT      PRECIOUS       RYDEX VT
                                            GROWTH          VALUE          NOVA            OTC          METALS      REAL ESTATE
                                          SUBACCOUNT*    SUBACCOUNT*    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss):
    Dividend distributions               $         --   $         --   $        0.5   $         --   $         --   $        1.3
    Expenses:
      Mortality and expense risk fee             (0.8)          (0.6)         (19.2)          (6.6)          (4.1)          (1.2)
      Administrative and distribution
          charges                                (0.5)          (0.3)         (10.5)          (3.6)          (2.3)          (0.7)

                                         ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (1.3)          (0.9)         (29.2)         (10.2)          (6.4)          (0.6)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                  --            2.1             --             --             --            3.1
      Realized gain (loss) on sales of
          fund shares                            (6.4)          19.8          110.8           17.5          (68.3)          (4.6)
      Change in unrealized
          appreciation/depreciation on
          investments during the period          17.7           (1.6)         752.5           23.7         (115.9)          19.3
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                               11.3           20.3          863.3           41.2         (184.2)          17.8
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $       10.0   $       19.4   $      834.1   $       31.0   $     (190.6)  $       17.2
                                         ============   ============   ============   ============   ============   ============

                                                                           RYDEX VT
                                           RYDEX VT         RYDEX VT      SMALL CAP
                                           RETAILING    SECTOR ROTATION     GROWTH
                                          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*
                                         ------------   ---------------  ------------
Net investment income (loss):
    Dividend distributions               $         --    $         --    $         --
    Expenses:
      Mortality and expense risk fee             (5.7)           (6.9)           (1.6)
      Administrative and distribution
          charges                                (3.0)           (3.7)           (0.8)
                                         ------------    ------------    ------------
Net investment income (loss)                     (8.7)          (10.6)           (2.4)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                61.0              --            16.9
      Realized gain (loss) on sales of
          fund shares                           (74.5)          (72.3)           (6.3)
      Change in unrealized
          appreciation/depreciation on
          investments during the period          89.2             9.5            44.5
                                         ------------    ------------    ------------
Net realized and unrealized gain (loss)
    on investments                               75.7           (62.8)           55.1
                                         ------------    ------------    ------------
Net increase (decrease) in net assets
    resulting from operations            $       67.0    $      (73.4)   $       52.7
                                         ============    ============    ============

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                                       RYDEX VT
                                            RYDEX VT                     RYDEX VT                                        U.S.
                                           SMALL CAP      RYDEX VT     TELECOMMUNIC     RYDEX VT        RYDEX VT      GOVERNMENT
                                             VALUE       TECHNOLOGY      -ATIONS        TITAN 500    TRANSPORTATION      BOND
                                          SUBACCOUNT*    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   ------------   --------------  ------------
Net investment income (loss):
    Dividend distributions               $        0.3   $         --   $         --   $         --    $         --   $      202.4
    Expenses:
      Mortality and expense risk fee             (2.0)          (1.8)          (5.8)          (0.6)           (5.5)         (52.6)
      Administrative and distribution
          charges                                (1.1)          (0.9)          (3.1)          (0.3)           (3.0)         (28.2)
                                         ------------   ------------   ------------   ------------    ------------   ------------
Net investment income (loss)                     (2.8)          (2.7)          (8.9)          (0.9)           (8.5)         121.6

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                16.4            7.5             --           21.9            14.5          290.7
      Realized gain (loss) on sales of
          fund shares                            54.3         (159.1)         (47.5)         (17.3)           (3.8)        (666.0)
      Change in unrealized
          appreciation/depreciation on
          investments during the period          23.0            0.7          157.7            1.3           251.4          200.2
                                         ------------   ------------   ------------   ------------    ------------   ------------
Net realized and unrealized gain (loss)
    on investments                               93.7         (150.9)         110.2            5.9           262.1         (175.1)
                                         ------------   ------------   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $       90.9   $     (153.6)  $      101.3   $        5.0    $      253.6   $      (53.5)
                                         ============   ============   ============   ============    ============   ============

                                         RYDEX VT U.S.
                                          GOVERNMENT
                                             MONEY                        RYDEX VT
                                            MARKET      RYDEX VT URSA    UTILITIES
                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                         -------------  -------------   ------------
Net investment income (loss):
    Dividend distributions               $       25.0    $         --   $        5.0
    Expenses:
      Mortality and expense risk fee           (163.2)          (35.3)          (2.7)
      Administrative and distribution
          charges                               (87.2)          (18.8)          (1.5)
                                         ------------    ------------   ------------
Net investment income (loss)                   (225.4)          (54.1)           0.8

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                  --              --             --
      Realized gain (loss) on sales of
          fund shares                              --          (588.7)          21.2
      Change in unrealized
          appreciation/depreciation on
          investments during the period            --           104.1           34.9
                                         ------------    ------------   ------------
Net realized and unrealized gain (loss)
    on investments                                 --          (484.6)          56.1
                                         ------------    ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $     (225.4)   $     (538.7)  $       56.9
                                         ============    ============   ============

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                                      TEMPLETON
                                           RYDEX VT                     SBL SMALL         STRONG        FRANKLIN      DEVELOPING
                                         VELOCITY 100    SBL GLOBAL     CAP VALUE     OPPORTUNITY II   SMALL CAP       MARKETS
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   --------------  ------------   ------------
Net investment income (loss):
    Dividend distributions               $        8.4   $         --   $         --    $         --   $         --   $        4.5
    Expenses:
      Mortality and expense risk fee             (1.1)          (1.3)          (1.5)           (1.5)          (2.6)          (1.9)
      Administrative and distribution
          charges                                (0.6)          (0.4)          (0.5)           (0.9)          (1.8)          (1.5)
                                         ------------   ------------   ------------    ------------   ------------   ------------
Net investment income (loss)                      6.7           (1.7)          (2.0)           (2.4)          (4.4)           1.1

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                 0.4             --            1.4              --             --             --
      Realized gain (loss) on sales of
          fund shares                           (52.1)           1.1            2.6             9.0            4.2            0.6
      Change in unrealized
          appreciation/depreciation on
          investments during the period          20.5           36.3           32.6            15.6           24.1           51.8
                                         ------------   ------------   ------------    ------------   ------------   ------------
Net realized and unrealized gain (loss)
    on investments                              (31.2)          37.4           36.6            24.6           28.3           52.4
                                         ------------   ------------   ------------    ------------   ------------   ------------
Net increase (decrease) in net assets
    resulting from operations            $      (24.5)  $       35.7   $       34.6    $       22.2   $       23.9   $       53.5
                                         ============   ============   ============    ============   ============   ============

                                           TEMPLETON
                                            FOREIGN
                                          SECURITIES
                                          SUBACCOUNT
                                         ------------
Net investment income (loss):
    Dividend distributions               $        3.8
    Expenses:
      Mortality and expense risk fee             (2.9)
      Administrative and distribution
          charges                                (2.0)
                                         ------------
Net investment income (loss)                     (1.1)

Net realized and unrealized gain
    (loss) on investments:
      Capital gains distributions                  --
      Realized gain (loss) on sales of
          fund shares                             1.6
      Change in unrealized
          appreciation/depreciation on
          investments during the period          54.3
                                         ------------
Net realized and unrealized gain (loss)
    on investments                               55.9
                                         ------------
Net increase (decrease) in net assets
    resulting from operations            $       54.8
                                         ============

                             See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                       Statements of Changes in Net Assets

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                            FEDERATED FUND FOR
                                                        AIM V.I. CAPITAL           FEDERATED HIGH            U.S. GOVERNMENT
                                                          APPRECIATION             INCOME BOND II             SECURITIES II
                                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                      2004           2003         2004         2003         2004         2003
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $     (2.0)  $     (1.4)  $     44.0   $     (2.7)  $      7.1   $     (0.1)
      Capital gains distributions                           --           --           --           --          1.2          0.2
      Realized gain (loss) on sales of fund shares         3.6          8.8         (3.7)         7.0         (6.4)        (0.6)
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                           3.6         13.2         19.0         25.0          0.9           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       operations                                          5.2         20.6         59.3         29.3          2.8         (0.5)

    From contractholder transactions:
      Variable annuity deposits                           41.6         66.3         28.8         55.2         80.0        176.1
      Contractholder maintenance charges                  (0.6)        (0.6)        (4.8)        (1.4)        (1.5)        (0.6)
      Terminations and withdrawals                        (1.2)        (2.0)       (36.4)        (7.1)        (4.1)        (3.6)
      Transfers between subaccounts, net                  (1.6)       (30.2)       356.3        610.1        (18.7)       (52.1)
                                                    ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       contractholder transactions                        38.2         33.5        343.9        656.8         55.7        119.8
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets                     43.4         54.1        403.2        686.1         58.5        119.3
Net assets at beginning of period                         96.9         42.8        694.8          8.7        160.9         41.6
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                         $    140.3   $     96.9   $  1,098.0   $    694.8   $    219.4   $    160.9
                                                    ==========   ==========   ==========   ==========   ==========   ==========


                                                             FIDELITY VIP       FIDELITY VIP GROWTH
                                                              CONTRAFUND           OPPORTUNITIES        FIDELITY VIP INDEX 500
                                                              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                                       2004         2003         2004         2003         2004         2003
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $     (3.7)  $     (0.6)  $     (1.1)  $     (0.1)  $     (5.6)  $     (0.3)
      Capital gains distributions                           --           --           --           --           --           --
      Realized gain (loss) on sales of fund shares         4.2          6.3           --           --         10.0          2.5
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                          62.0          1.2          6.2          2.1         91.7          9.8
                                                    ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       operations                                         62.5          6.9          5.1          2.0         96.1         12.0

    From contractholder transactions:
      Variable annuity deposits                           84.2         70.2         90.0         14.0        337.3         98.1
      Contractholder maintenance charges                  (1.7)        (0.4)        (0.2)        (0.1)        (3.2)        (0.1)
      Terminations and withdrawals                        (9.7)        (0.2)        (1.2)          --        (85.7)          --
      Transfers between subaccounts, net                 589.4        (37.2)         2.4          0.6        492.3        179.8
                                                    ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       contractholder transactions                       662.2         32.4         91.0         14.5        740.7        277.8
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets                    724.7         39.3         96.1         16.5        836.8        289.8
Net assets at beginning of period                         39.3           --         16.5           --        289.8           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                         $    764.0   $     39.3   $    112.6   $     16.5   $  1,126.6   $    289.8
                                                    ==========   ==========   ==========   ==========   ==========   ==========

                           Variable Annuity Account A
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                       FIDELITY VIP             NEUBERGER BERMAN             NEUBERGER
                                                     INVESTMENT-GRADE             AMT GUARDIAN              BERMAN AMT
                                                     BOND SUBACCOUNT               SUBACCOUNT           PARTNERS SUBACCOUNT
                                                     2004         2003         2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                $      4.5   $     (1.0)  $     (1.1)  $     (0.6)  $     (2.1)  $     (0.9)
      Capital gains distributions                        7.1          0.1           --           --           --           --
      Realized gain (loss) on sales of fund
          shares                                        (4.7)         0.7          7.9         12.5          5.8         13.1
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                         5.1          2.7          3.5          8.1         19.7          7.4
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       operations                                       12.0          2.5         10.3         20.0         23.4         19.6

    From contractholder transactions:
      Variable annuity deposits                         60.9         64.4        135.5         11.0         69.0         25.8
      Contractholder maintenance charges                (2.2)        (0.5)        (0.4)        (0.5)        (1.0)        (0.3)
      Terminations and withdrawals                     (29.0)        (3.0)        (1.0)        (2.4)        (2.7)        (2.4)
      Transfers between subaccounts, net               289.0        110.7       (130.9)        21.1          0.6         43.5
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       contractholder transactions                     318.7        171.6          3.2         29.2         65.9         66.6
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets                  330.7        174.1         13.5         49.2         89.3         86.2
Net assets at beginning of period                      175.5          1.4         93.6         44.4         86.2           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                       $    506.2   $    175.5   $    107.1   $     93.6   $    175.5   $     86.2
                                                  ==========   ==========   ==========   ==========   ==========   ==========

                                                                                                              RVT CLS
                                                       PIMCO VIT REAL           PIMCO VIT TOTAL          ADVISORONE AMERIGO
                                                     RETURN SUBACCOUNT         RETURN SUBACCOUNT             SUBACCOUNT
                                                     2004         2003*        2004         2003*        2004         2003**
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                $     (0.9)  $     (0.2)  $      1.8   $      1.0   $    (40.4)  $     (4.0)
      Capital gains distributions                       11.1          2.2          6.6          2.7           --           --
      Realized gain (loss) on sales of fund
          shares                                          --         (0.7)         5.6         (1.2)        50.6          3.9
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                         1.7          0.4          0.9          0.1        408.1        106.1
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       operations                                       11.9          1.7         14.9          2.6        418.3        106.0

    From contractholder transactions:
      Variable annuity deposits                        143.0         15.3        449.9         46.3        194.2        128.6
      Contractholder maintenance charges                (1.9)        (0.1)        (2.5)        (0.7)       (24.0)        (2.1)
      Terminations and withdrawals                      (1.2)        (0.4)        (3.0)        (1.8)      (273.6)       (39.0)
      Transfers between subaccounts, net                98.4         91.6       (376.9)       302.7      2,775.6      1,261.4
                                                  ----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net assets from
       contractholder transactions                     238.3        106.4         67.5        346.5      2,672.2      1,348.9
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets                  250.2        108.1         82.4        349.1      3,090.5      1,454.9
Net assets at beginning of period                      108.1           --        349.1           --      1,454.9           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                       $    358.3   $    108.1   $    431.5   $    349.1   $  4,545.4   $  1,454.9
                                                  ==========   ==========   ==========   ==========   ==========   ==========

* For the period from May 1, 2003(inception date) to December 31, 2003. ** For the period from July 1, 2003 (inception date) to December 31, 2003.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004


                                                       RVT CLS                   RYDEX VT                  RYDEX VT
                                                  ADVISORONE CLERMONT             ARKTOS                   BANKING
                                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                   2004        2003**        2004         2003         2004         2003
                                                ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
From operations:
         Net investment income (loss)           $    (26.2)  $     (3.9)  $    (32.6)  $     (4.6)  $     (6.2)  $     (0.1)
         Capital gains distributions                    --           --           --           --         28.1           --
         Realized gain (loss) on sales of fund
           shares                                     23.3          1.2       (393.1)       (68.6)        11.3          2.3
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                189.5         65.0        132.5       (132.6)       112.0          1.9
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from operations                               186.6         62.3       (293.2)      (205.8)       145.2          4.1

     From contractholder transactions:
         Variable annuity deposits                    19.7          9.3          0.8          1.1        143.1         11.9
         Contractholder maintenance charges          (18.5)        (1.5)       (25.5)        (4.0)        (9.1)        (0.1)
         Terminations and withdrawals               (394.3)       (19.3)      (353.9)       (22.6)       (59.9)        (0.7)
         Transfers between subaccounts, net        3,497.1      1,051.0       (755.3)     1,660.2      1,493.5         23.5
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from contractholder transactions            3,104.0      1,039.5     (1,133.9)     1,634.7      1,567.6         34.6
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets              3,290.6      1,101.8     (1,427.1)     1,428.9      1,712.8         38.7
Net assets at beginning of period                  1,101.8           --      1,430.4          1.5         38.7           --
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                     $  4,392.4   $  1,101.8   $      3.3   $  1,430.4   $  1,751.5   $     38.7
                                                ==========   ==========   ==========   ==========   ==========   ==========

                                                       RYDEX VT                  RYDEX VT                  RYDEX VT
                                                    BASIC MATERIALS           BIOTECHNOLOGY            CONSUMER PRODUCTS
                                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                   2004        2003          2004         2003         2004        2003
                                                ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
From operations:
         Net investment income (loss)           $    (10.9)  $     (0.3)  $     (2.7)  $     (0.2)  $    (10.2)  $     (0.3)
         Capital gains distributions                  30.5           --           --           --         12.8          0.4
         Realized gain (loss) on sales of fund
           shares                                     15.8         10.1       (181.5)        (8.7)       (41.3)         2.3
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                225.0          4.5          0.1           --        116.3          3.3
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from operations                               260.4         14.3       (184.1)        (8.9)        77.6          5.7

     From contractholder transactions:
         Variable annuity deposits                   171.0          3.9         22.9          4.2        159.1          1.2
         Contractholder maintenance charges          (10.7)        (0.3)        (2.6)          --         (9.3)        (0.2)
         Terminations and withdrawals                (87.9)        (0.6)       (17.3)        (0.3)       (57.3)          --
         Transfers between subaccounts, net        1,692.2        138.0        201.8          7.7      1,561.2         33.1
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from contractholder transactions            1,764.6        141.0        204.8         11.6      1,653.7         34.1
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets              2,025.0        155.3         20.7          2.7      1,731.3         39.8
Net assets at beginning of period                    155.3           --          2.7           --         39.8           --
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                     $  2,180.3   $    155.3   $     23.4   $      2.7   $  1,771.1   $     39.8
                                                ==========   ==========   ==========   ==========   ==========   ==========

** For the period from July 1, 2003 (inception date) to December 31, 2003.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                        RYDEX VT                  RYDEX VT                   RYDEX VT
                                                      ELECTRONICS                 ENERGY                 ENERGY SERVICES
                                                       SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                                   2004         2003         2004         2003         2004         2003
                                                ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (0.3)  $     (0.5)  $    (11.3)  $     (0.1)  $     (0.9)  $     (0.1)
         Capital gains distributions                    --           --          0.5           --           --           --
         Realized gain (loss) on sales of fund
           shares                                      3.7        (26.4)         9.8         (0.3)         5.6        (14.1)
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                  4.3         (0.9)       169.5          1.9          9.6         (0.1)
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from operations                                 7.7        (27.8)       168.5          1.5         14.3        (14.3)

     From contractholder transactions:
         Variable annuity deposits                     9.9          1.5        152.4          0.4         13.3          0.4
         Contractholder maintenance charges           (0.2)        (0.2)       (10.4)        (0.1)        (0.6)        (0.1)
         Terminations and withdrawals                 (1.0)        (1.5)       (89.9)        (0.7)        (4.1)        (0.9)
         Transfers between subaccounts, net          (85.6)       102.9      1,787.0        140.0        200.5         20.4
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from contractholder transactions              (76.9)       102.7      1,839.1        139.6        209.1         19.8
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets                (69.2)        74.9      2,007.6        141.1        223.4          5.5
Net assets at beginning of period                     98.0         23.1        141.1           --          5.5           --
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                     $     28.8   $     98.0   $  2,148.7   $    141.1   $    228.9   $      5.5
                                                ==========   ==========   ==========   ==========   ==========   ==========

                                                       RYDEX VT                   RYDEX VT                 RYDEX VT
                                                  FINANCIAL SERVICES            HEALTH CARE                INTERNET
                                                      SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                   2004         2003         2004         2003         2004         2003
                                                ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (7.9)  $     (0.3)  $     (9.2)  $     (0.5)  $    (10.4)  $     (0.3)
         Capital gains distributions                    --           --         11.7           --           --           --
         Realized gain (loss) on sales of fund
           shares                                      1.6          5.5        (66.6)        (2.6)       (82.6)       (15.1)
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                200.4          2.7         85.0          3.8        237.6          3.8
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from operations                               194.1          7.9         20.9          0.7        144.6        (11.6)

     From contractholder transactions:
         Variable annuity deposits                   152.5         21.6        142.4         15.4        175.3          1.8
         Contractholder maintenance charges           (9.8)        (0.1)        (8.5)        (0.3)       (10.3)          --
         Terminations and withdrawals                (59.9)        (0.6)       (50.2)        (0.1)       (62.5)        (2.1)
         Transfers between subaccounts, net        1,788.0         39.3      1,381.2        188.0      1,904.4         15.8
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       from contractholder transactions            1,870.8         60.2      1,464.9        203.0      2,006.9         15.5
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets              2,064.9         68.1      1,485.8        203.7      2,151.5          3.9
Net assets at beginning of period                     68.1           --        203.7           --         26.5         22.6
                                                ----------   ----------   ----------   ----------   ----------   ----------
Net assets at end of period                     $  2,133.0   $     68.1   $  1,689.5   $    203.7   $  2,178.0   $     26.5
                                                ==========   ==========   ==========   ==========   ==========   ==========

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004


                                                 RYDEX VT INVERSE  RYDEX VT INVERSE  RYDEX VT INVERSE
                                                  DYNAMIC DOW 30       MID CAP          SMALL CAP               RYDEX VT
                                                    SUBACCOUNT        SUBACCOUNT       SUBACCOUNT           JUNO SUBACCOUNT
                                                      2004***           2004***           2004***         2004            2003*
                                                 ----------------  ----------------  ----------------  -----------     ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)              $       --        $       --        $     (0.2)     $     (3.5)     $     (1.7)
         Capital gains distributions                       --                --                --             1.9              --
         Realized gain (loss) on sales of fund
           shares                                        (0.2)             (1.3)             (4.7)          (35.5)           24.3
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                      --                --                --            (6.1)            0.1
                                                   ----------        ----------        ----------      ----------      ----------
     Net increase (decrease) in net assets
       from operations                                   (0.2)             (1.3)             (4.9)          (43.2)           22.7

     From contractholder transactions:
         Variable annuity deposits                         --                --                --            12.3             6.1
         Contractholder maintenance charges                --                --              (0.1)           (2.0)           (1.6)
         Terminations and withdrawals                      --                --              (0.5)           (5.9)           (3.1)
         Transfers between subaccounts, net               7.2               1.3               5.6           323.6           (18.5)
                                                   ----------        ----------        ----------      ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions                   7.2               1.3               5.0           328.0           (17.1)
                                                   ----------        ----------        ----------      ----------      ----------
Net increase (decrease) in net assets                     7.0                --               0.1           284.8             5.6
Net assets at beginning of period                          --                --                --             5.6              --
                                                   ----------        ----------        ----------      ----------      ----------
Net assets at end of period                        $      7.0        $       --        $      0.1      $    290.4      $      5.6
                                                   ==========        ==========        ==========      ==========      ==========

                                                         RYDEX VT                RYDEX VT
                                                     LARGE CAP EUROPE        LARGE CAP GROWTH
                                                        SUBACCOUNT              SUBACCOUNT
                                                    2004          2003             2004***
                                                 ----------    -----------   ----------------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)            $     48.5    $     82.4       $      0.4
         Capital gains distributions                    1.8            --              1.6
         Realized gain (loss) on sales of fund
           shares                                      20.4          23.1              8.4
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                   7.6         (28.8)             3.0
                                                 ----------    ----------       ----------
     Net increase (decrease) in net assets
       from operations                                 78.3          76.7             13.4

     From contractholder transactions:
         Variable annuity deposits                      3.1          12.0             11.0
         Contractholder maintenance charges            (2.8)         (0.9)            (0.6)
         Terminations and withdrawals                  (7.0)         (2.1)            (3.0)
         Transfers between subaccounts, net           100.7         378.4            229.0
                                                 ----------    ----------       ----------
     Net increase (decrease) in net assets
       from contractholder transactions                94.0         387.4            236.4
                                                 ----------    ----------       ----------
Net increase (decrease) in net assets                 172.3         464.1            249.8
Net assets at beginning of period                     464.1            --               --
                                                 ----------    ----------       ----------
Net assets at end of period                      $    636.4    $    464.1       $    249.8
                                                 ==========    ==========       ==========

* For the period from May 1, 2003 (inception date) to December 31, 2003. *** For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                            RYDEX VT                 RYDEX VT               RYDEX VT
                                                        LARGE CAP JAPAN          LARGE CAP VALUE            LEISURE
                                                           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                                      2004            2003            2004***         2004            2003
                                                   ----------      ----------    ---------------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)              $     (1.5)     $     (1.4)     $     (0.8)     $    (10.2)     $     (0.5)
         Capital gains distributions                       --              --             0.7            13.8              --
         Realized gain (loss) on sales of fund
           shares                                       (32.7)         (113.3)           13.3           (28.5)           11.4
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                    (3.7)            5.5             2.5           282.2             2.7
                                                   ----------      ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from operations                                  (37.9)         (109.2)           15.7           257.3            13.6

     From contractholder transactions:
         Variable annuity deposits                       14.8            10.8            24.9           188.9             4.1
         Contractholder maintenance charges              (0.9)           (0.6)           (0.5)           (9.9)           (0.4)
         Terminations and withdrawals                    (3.5)           (9.1)           (6.8)          (62.4)           (9.0)
         Transfers between subaccounts, net             (63.8)          228.5            26.6         1,601.5            64.3
                                                   ----------      ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions                 (53.4)          229.6            44.2         1,718.1            59.0
                                                   ----------      ----------      ----------      ----------      ----------
Net increase (decrease) in net assets                   (91.3)          120.4            59.9         1,975.4            72.6
Net assets at beginning of period                       129.9             9.5              --            72.6              --
                                                   ----------      ----------      ----------      ----------      ----------

Net assets at end of period                        $     38.6      $    129.9      $     59.9      $  2,048.0      $     72.6
                                                   ==========      ==========      ==========      ==========      ==========

                                                    RYDEX VT LONG           RYDEX VT                        RYDEX VT
                                                   DYNAMIC DOW 30            MEDIUS                          MEKROS
                                                     SUBACCOUNT            SUBACCOUNT                      SUBACCOUNT
                                                        2004***       2004            2003            2004            2003
                                                   --------------  ----------      ----------      ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)                $      1.1    $     (1.6)     $     (1.7)     $     (9.7)     $    201.4
         Capital gains distributions                        0.1           8.2             1.3             6.4           217.7
         Realized gain (loss) on sales of fund
           shares                                           2.1          (6.4)           28.7          (521.0)          229.4
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                      (0.6)         13.3            (0.7)          409.5          (387.8)
                                                     ----------    ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from operations                                      2.7          13.5            27.6          (114.8)          260.7

     From contractholder transactions:
         Variable annuity deposits                           --           6.9             9.5             9.7             6.8
         Contractholder maintenance charges                (0.1)         (1.1)           (1.3)           (9.6)           (6.8)
         Terminations and withdrawals                      (0.5)        (39.1)           (1.4)          (92.7)          (28.7)
         Transfers between subaccounts, net               134.4         202.2           (19.6)       (3,083.0)        4,033.4
                                                     ----------    ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions                   133.8         168.9           (12.8)       (3,175.6)        4,004.7
                                                     ----------    ----------      ----------      ----------      ----------
Net increase (decrease) in net assets                     136.5         182.4            14.8        (3,290.4)        4,265.4
Net assets at beginning of period                            --          14.8              --         4,265.4              --
                                                     ----------    ----------      ----------      ----------      ----------
Net assets at end of period                          $    136.5    $    197.2      $     14.8      $    975.0      $  4,265.4
                                                     ==========      ==========      ==========      ==========      ==========

*** For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of

      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                  RYDEX VT      RYDEX VT
                                                  MID CAP       MID CAP             RYDEX VT                     RYDEX VT
                                                  GROWTH         VALUE                NOVA                          OTC
                                                SUBACCOUNT    SUBACCOUNT           SUBACCOUNT                   SUBACCOUNT
                                                   2004***       2004***      2004            2003         2004            2003
                                                ----------    ----------   ----------      ----------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (1.3)   $     (0.9)  $    (29.2)     $     (4.6)  $    (10.2)     $     (7.4)
         Capital gains distributions                    --           2.1           --              --           --              --
         Realized gain (loss) on sales of fund
           shares                                     (6.4)         19.8        110.8           118.9         17.5           376.5
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                 17.7          (1.6)       752.5            21.3         23.7             9.2
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from operations                                10.0          19.4        834.1           135.6         31.0           378.3

     From contractholder transactions:
         Variable annuity deposits                     9.1          35.4        513.1            19.2         60.9             6.9
         Contractholder maintenance charges           (0.8)         (0.4)       (30.6)           (2.9)       (10.2)           (6.2)
         Terminations and withdrawals                 (3.8)        (10.7)      (152.0)          (13.8)       (77.5)          (57.9)
         Transfers between subaccounts, net          306.4          (9.2)     7,396.0           145.7      1,637.1           (74.9)
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions              310.9          15.1      7,726.5           148.2      1,610.3          (132.1)
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net increase (decrease) in net assets                320.9          34.5      8,560.6           283.8      1,641.3           246.2
Net assets at beginning of period                       --            --        312.0            28.2        247.5             1.3
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net assets at end of period                     $    320.9    $     34.5   $  8,872.6      $    312.0   $  1,888.8      $    247.5
                                                ==========    ==========   ==========      ==========   ==========      ==========


                                                         RYDEX VT                   RYDEX VT                     RYDEX VT
                                                      PRECIOUS METALS              REAL ESTATE                   RETAILING
                                                         SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                                   2004          2003         2004            2003         2004            2003
                                                ----------    ----------   ----------      ----------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (6.4)   $     (0.8)  $     (0.6)     $      2.2   $     (8.7)     $     (0.1)
         Capital gains distributions                    --            --          3.1             4.9         61.0              --
         Realized gain (loss) on sales of fund
           shares                                    (68.3)         (2.2)        (4.6)           10.0        (74.5)            0.6
         Change in unrealized appreciation/
           depreciation on investments during
           the period                               (115.9)          3.5         19.3            (5.3)        89.2              --
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from operations                              (190.6)          0.5         17.2            11.8         67.0             0.5

     From contractholder transactions:
         Variable annuity deposits                   142.7           0.8          8.0            25.3        161.4             2.5
         Contractholder maintenance charges           (5.3)         (0.6)        (1.4)           (0.4)        (8.5)           (0.1)
         Terminations and withdrawals                (57.5)         (1.1)        (4.2)           (0.8)       (50.1)           (0.1)
         Transfers between subaccounts, net        1,579.0          75.0        202.0            76.7      1,506.1            (2.3)
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions            1,658.9          74.1        204.4           100.8      1,608.9              --
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net increase (decrease) in net assets              1,468.3          74.6        221.6           112.6      1,675.9             0.5
Net assets at beginning of period                     83.0           8.4        112.6              --          0.5              --
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net assets at end of period                     $  1,551.3    $     83.0   $    334.2      $    112.6   $  1,676.4      $      0.5
                                                ==========    ==========   ==========      ==========   ==========      ==========

*** For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                        RYDEX VT                RYDEX VT         RYDEX VT           RYDEX VT
                                                    SECTOR ROTATION        SMALL CAP GROWTH  SMALL CAP VALUE       TECHNOLOGY
                                                       SUBACCOUNT             SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                   2004         2003             2004***         2004***        2004         2003
                                                ----------   ----------    ----------------  ---------------  ---------   ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $    (10.6)  $     (0.2)      $     (2.4)     $     (2.8)     $   (2.7)   $    (0.8)
         Capital gains distributions                    --           --             16.9            16.4           7.5          1.4
         Realized gain (loss) on sales of fund
           shares                                    (72.3)        (1.4)            (6.3)           54.3        (159.1)       (25.4)
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                  9.5          3.6             44.5            23.0           0.7          4.2
                                                ----------   ----------       ----------      ----------      --------    ---------
     Net increase (decrease) in net assets
       from operations                               (73.4)         2.0             52.7            90.9        (153.6)       (20.6)

     From contractholder transactions:
         Variable annuity deposits                    71.9         39.6             61.8            17.8          35.4          8.0
         Contractholder maintenance charges          (10.4)        (0.5)            (1.6)           (1.9)         (2.5)        (0.4)
         Terminations and withdrawals                (33.6)        (6.5)            (3.5)           (6.1)        (16.9)        (1.7)
         Transfers between subaccounts, net           93.2         34.5          1,089.6           391.1         165.3          4.3
                                                ----------   ----------       ----------      ----------      --------    ---------
     Net increase (decrease) in net assets
       from contractholder transactions              121.1         67.1          1,146.3           400.9         181.3         10.2
                                                ----------   ----------       ----------      ----------      --------    ---------
Net increase (decrease) in net assets                 47.7         69.1          1,199.0           491.8          27.7        (10.4)
Net assets at beginning of period                     78.0          8.9               --              --          10.9         21.3
                                                ----------   ----------       ----------      ----------      --------    ---------
Net assets at end of period                     $    125.7   $     78.0       $  1,199.0      $    491.8      $   38.6    $    10.9
                                                ==========   ==========       ==========      ==========      ========    =========

                                                           RYDEX VT                       RYDEX VT
                                                     TELECOMMUNICATIONS                  TITAN 500
                                                         SUBACCOUNT                      SUBACCOUNT
                                                    2004            2003            2004            2003
                                                 ----------      ----------      ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (8.9)     $       --      $     (0.9)     $     (0.3)
         Capital gains distributions                    --              --            21.9              --
         Realized gain (loss) on sales of fund
           shares                                    (47.5)           (1.7)          (17.3)            0.2
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                157.7              --             1.3              --
                                                ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from operations                               101.3            (1.7)            5.0            (0.1)

     From contractholder transactions:
         Variable annuity deposits                   144.9             0.5            14.2             0.1
         Contractholder maintenance charges           (8.7)             --            (0.2)           (0.1)
         Terminations and withdrawals                (53.9)             --            (3.4)           (0.2)
         Transfers between subaccounts, net        1,664.0             0.6            97.0             0.3
                                                ----------      ----------      ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions            1,746.3             1.1           107.6             0.1
                                                ----------      ----------      ----------      ----------
Net increase (decrease) in net assets              1,847.6            (0.6)          112.6              --
Net assets at beginning of period                       --             0.6              --              --
                                                ----------      ----------      ----------      ----------
Net assets at end of period                     $  1,847.6      $       --      $    112.6      $       --
                                                ==========      ==========      ==========      ==========

*** For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004

                                                                                    RYDEX VT                      RYDEX VT
                                                         RYDEX VT                U.S. GOVERNMENT               U.S. GOVERNMENT
                                                      TRANSPORTATION                  BOND                      MONEY MARKET
                                                        SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                                   2004          2003         2004            2003          2004            2003
                                                ----------    ----------   ----------      ----------    ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (8.5)   $     (0.3)  $    121.6      $     13.9    $   (225.4)     $   (103.6)
         Capital gains distributions                  14.5            --        290.7            19.4            --              --
         Realized gain (loss) on sales of fund
           shares                                     (3.8)          3.7       (666.0)          (13.5)           --              --
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                251.4            --        200.2           (41.0)           --              --
                                                ----------    ----------   ----------      ----------    ----------      ----------
     Net increase (decrease) in net assets
       from operations                               253.6           3.4        (53.5)          (21.2)       (225.4)         (103.6)

     From contractholder transactions:
         Variable annuity deposits                   137.8           0.3      1,073.5           795.1      28,700.2        37,620.8
         Contractholder maintenance charges           (8.4)           --        (78.1)           (8.6)       (180.0)          (51.8)
         Terminations and withdrawals                (48.4)           --       (528.6)          (76.2)     (2,151.6)         (519.1)
         Transfers between subaccounts, net        1,476.9          (3.7)     2,820.9         3,027.0     (38,338.9)      (16,590.3)
                                                ----------    ----------   ----------      ----------    ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions            1,557.9          (3.4)     3,287.7         3,737.3     (11,970.3)       20,459.6
                                                ----------    ----------   ----------      ----------    ----------      ----------
Net increase (decrease) in net assets              1,811.5            --      3,234.2         3,716.1     (12,195.7)       20,356.0
Net assets at beginning of period                       --            --      3,719.2             3.1      20,514.9           158.9
                                                ----------    ----------   ----------      ----------    ----------      ----------
Net assets at end of period                     $  1,811.5    $       --   $  6,953.4      $  3,719.2    $  8,319.2      $ 20,514.9
                                                ==========    ==========   ==========      ==========    ==========      ==========


                                                         RYDEX VT                   RYDEX VT                     RYDEX VT
                                                           URSA                     UTILITIES                  VELOCITY 100
                                                        SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                                   2004          2003         2004            2003         2004            2003
                                                ----------    ----------   ----------      ----------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $    (54.1)   $     (5.2)  $      0.8      $     (0.8)  $      6.7      $     13.3
         Capital gains distributions                    --            --           --              --          0.4              --
         Realized gain (loss) on sales of fund
           shares                                   (588.7)        (11.7)        21.2             5.4        (52.1)            9.0
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                104.1        (122.0)        34.9             7.7         20.5            (4.7)
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from operations                              (538.7)       (138.9)        56.9            12.3        (24.5)           17.6

     From contractholder transactions:
         Variable annuity deposits                   412.0           5.3         (4.1)            0.1         31.4              --
         Contractholder maintenance charges          (48.8)         (4.3)        (2.4)           (0.3)        (0.8)           (0.3)
         Terminations and withdrawals               (428.8)        (24.4)       (10.7)           (1.0)        (0.7)           (0.6)
         Transfers between subaccounts, net         (698.5)      1,657.4        285.2           221.4        (27.0)          153.5
                                                ----------    ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions             (764.1)      1,634.0        268.0           220.2          2.9           152.6
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net increase (decrease) in net assets             (1,302.8)      1,495.1        324.9           232.5        (21.6)          170.2
Net assets at beginning of period                  1,495.1            --        239.8             7.3        170.2              --
                                                ----------    ----------   ----------      ----------   ----------      ----------
Net assets at end of period                     $    192.3    $  1,495.1   $    564.7      $    239.8   $    148.6      $    170.2
                                                ==========    ==========   ==========      ==========   ==========      ==========

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                          Years Ended December 31, 2004


                                                                                                                    STRONG
                                                        SBL GLOBAL              SBL SMALL CAP VALUE             OPPORTUNITY II
                                                        SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                                    2004          2003         2004             2003*       2004            2003
                                                ----------    ----------   ----------       ----------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (1.7)   $     (0.4)  $     (2.0)      $     (0.1)  $     (2.4)     $     (0.4)
         Capital gains distributions                    --            --          1.4              0.1           --              --
         Realized gain (loss) on sales of fund
           shares                                      1.1          10.7          2.6              1.5          9.0             1.0
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                 36.3           2.1         32.6              4.6         15.6            12.8
                                                ----------    ----------   ----------       ----------   ----------      ----------
     Net increase (decrease) in net assets
       from operations                                35.7          12.4         34.6              6.1         22.2            13.4

     From contractholder transactions:
         Variable annuity deposits                    32.4          73.1        128.1             27.6         52.7            47.5
         Contractholder maintenance charges           (1.1)         (0.3)        (0.7)            (0.1)        (0.6)           (0.2)
         Terminations and withdrawals                 (4.9)         (0.5)        (1.4)            (0.5)        (1.6)           (0.4)
         Transfers between subaccounts, net          161.5         (46.4)        35.7              1.0        (33.5)           69.0
                                                ----------    ----------   ----------       ----------   ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions              187.9          25.9        161.7             28.0         17.0           115.9
                                                ----------    ----------   ----------       ----------   ----------      ----------
Net increase (decrease) in net assets                223.6          38.3        196.3             34.1         39.2           129.3
Net assets at beginning of period                     38.3            --         34.1               --        129.3              --
                                                ----------    ----------   ----------       ----------   ----------      ----------
Net assets at end of period                     $    261.9    $     38.3   $    230.4       $     34.1   $    168.5      $    129.3
                                                ==========    ==========   ==========       ==========   ==========      ==========

                                                                                      TEMPLETON                    TEMPLETON
                                                                                     DEVELOPING                     FOREIGN
                                                     FRANKLIN SMALL CAP                MARKETS                    SECURITIES
                                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                                   2004           2003         2004            2003         2004           2003
                                                ----------     ----------   ----------      ----------   ----------      ----------
Increase (decrease) in net assets:
     From operations:
         Net investment income (loss)           $     (4.4)    $     (0.9)  $      1.1      $     (0.2)  $     (1.1)     $      0.4
         Capital gains distributions                    --             --           --              --           --              --
         Realized gain (loss) on sales of fund
           shares                                      4.2           12.2          0.6             0.8          1.6            (0.6)
         Change in unrealized appreciation/
           depreciation on investments during
           the period                                 24.1            8.6         51.8            11.7         54.3            20.8
                                                ----------     ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from operations                                23.9           19.9         53.5            12.3         54.8            20.6

     From contractholder transactions:
         Variable annuity deposits                    15.6           55.0          0.2            45.7         15.9             7.0
         Contractholder maintenance charges           (2.1)          (0.4)        (1.7)           (0.1)        (2.1)           (0.4)
         Terminations and withdrawals                 (1.3)          (1.3)          --            (0.1)        (1.3)           (1.3)
         Transfers between subaccounts, net          (44.3)         209.8         (0.1)          175.9         17.2           276.8
                                                ----------     ----------   ----------      ----------   ----------      ----------
     Net increase (decrease) in net assets
       from contractholder transactions              (32.1)         263.1         (1.6)          221.4         29.7           282.1
                                                ----------     ----------   ----------      ----------   ----------      ----------
Net increase (decrease) in net assets                 (8.2)         283.0         51.9           233.7         84.5           302.7
Net assets at beginning of period                    312.2           29.2        233.7              --        302.7              --
                                                ----------     ----------   ----------      ----------   ----------      ----------
Net assets at end of period                     $    304.0     $    312.2   $    285.6      $    233.7   $    387.2      $    302.7
                                                ==========     ==========   ==========      ==========   ==========      ==========

* For the period from May 1, 2003 (inception date) to December 31, 2003.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a deferred variable annuity account offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise Variable Annuity Account A (the Account), a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of either AIM Variable Insurance Funds, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, The Neuberger Berman Advisors Management Trust, SBL Fund, Pacific Investment Management Company, Inc., The Rydex Variable Trust, Strong Capital Opportunity Fund II, Strong Small Cap Value Fund, and Franklin Templeton Variable Insurance Products Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts my be invested in a designated mutual fund as follows:


          SUBACCOUNT                                   MUTUAL FUND
          ----------                                   -----------
                                            AIM Variable Insurance Funds:
   AIM V.I Capital Appreciation               AIM V.I. Capital Appreciation Fund
                                            Federated Insurance Series:
   Federated High Income Bond II              Federated High Income Bond Fund II
   Federated Fund for U.S. Government         Federated Fund for U.S. Government Securities II
   Securities II
                                            Fidelity Variable Insurance Products:
   Fidelity VIP Contrafund                    Fidelity VIP Contrafund - Service Class 2
   Fidelity VIP Growth Opportunities          Fidelity VIP Growth Opportunities - Service Class 2
   Fidelity VIP Index 500                     Fidelity VIP Index 500 - Service Class 2
   Fidelity VIP Investment Grade Bond         Fidelity VIP Investment Grade Bond - Service Class 2
                                            The Neuberger Berman Advisors Management Trust:
   Neuberger Berman AMT Guardian Trust        Neuberger Berman AMT Guardian Trust
   Neuberger Berman AMT Partners              Neuberger Berman AMT Partners
                                            Pacific Investment Management Company, Inc.
   PIMCO VIT Real Return                       PIMCO VIT Real Return Portfolio Fund
   PIMCO VIT Total Return                      PIMCO VIT Total Return Portfolio Fund

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          SUBACCOUNT                                   MUTUAL FUND
          ----------                                   -----------
                                            The Rydex Variable Trust:
    RVT CLS AdvisorOne Amerigo                 RVT CLS AdvisorOne Amerigo
    RVT CLS AdvisorOne Clermont                RVT CLS AdvisorOne Clermont
    Rydex VT Arktos                            Rydex VT Arktos Fund
    Rydex VT Banking                           Rydex VT Banking Fund
    Rydex VT Basic Materials                   Rydex VT Basic Materials Fund
    Rydex VT Biotechnology                     Rydex VT Biotechnology Fund
    Rydex VT Consumer Products                 Rydex VT Consumer Products Fund
    Rydex VT Electronics                       Rydex VT Electronics Fund
    Rydex VT Energy                            Rydex VT Energy Fund
    Rydex VT Energy Services                   Rydex VT Energy Services Fund
    Rydex VT Financial Services                Rydex VT Financial Services Fund
    Rydex VT Health Care                       Rydex VT Health Care Fund
    Rydex VT Internet                          Rydex VT Internet Fund
    Rydex VT Inverse Dynamic Dow 30            Rydex VT Inverse Dynamic Dow 30 Fund
    Rydex VT Inverse Mid Cap                   Rydex VT Inverse Mid Cap Fund
    Rydex VT Inverse Small Cap                 Rydex VT Inverse Small Cap Fund
    Rydex VT Juno                              Rydex VT Juno Fund
    Rydex VT Large Cap Europe                  Rydex VT Large Cap Europe Fund
    Rydex VT Large Cap Growth                  Rydex VT Large Cap Growth Fund
    Rydex VT Large Cap Japan                   Rydex VT Large Cap Japan Fund
    Rydex VT Large Cap Value                   Rydex VT Large Cap Value Fund
    Rydex VT Leisure                           Rydex VT Leisure Fund
    Rydex VT Long Dynamic Dow 30               Rydex VT Long Dynamic Dow 30 Fund
    Rydex VT Medius                            Rydex VT Medius Fund
    Rydex VT Mekros                            Rydex VT Mekros Fund
    Rydex VT Mid Cap Growth                    Rydex VT Mid Cap Growth Fund
    Rydex VT Mid Cap Value                     Rydex VT Mid Cap Value Fund
    Rydex VT Nova                              Rydex VT Nova Fund
    Rydex VT OTC                               Rydex VT OTC Fund
    Rydex VT Precious Metals                   Rydex VT Precious Metals Fund
    Rydex VT Real Estate                       Rydex VT Real Estate Fund
    Rydex VT Retailing                         Rydex VT Retailing Fund

          SUBACCOUNT                                   MUTUAL FUND
          ----------                                   -----------
                                            The Rydex Variable Trust:
    Rydex VT Sector Rotation                   Rydex VT Sector Rotation Fund
    Rydex VT Small Cap Growth                  Rydex VT Small Cap Growth Fund
    Rydex VT Small Cap Value                   Rydex VT Small Cap Value Fund
    Rydex VT Technology                        Rydex VT Technology Fund
    Rydex VT Telecommunications                Rydex VT Telecommunications Fund
    Rydex VT Titan 500                         Rydex VT Titan 500 Fund
    Rydex VT Transportation                    Rydex VT Transportation Fund
    Rydex VT U.S. Government Bond              Rydex VT U.S. Government Bond Fund
    Rydex VT U.S. Government Money Market      Rydex VT U.S. Government Money Market Fund
    Rydex VT Ursa                              Rydex VT Ursa Fund
    Rydex VT Utilities                         Rydex VT Utilities Fund
    Rydex VT Velocity 100                      Rydex VT Velocity 100 Fund
                                            SBL Fund:
   SBL Global                                 Series D (Global Series)
   SBL Small Cap Value                        Series Q (Small Cap Value Series)
                                            Strong Capital Opportunity Fund:
   Strong Opportunity II                      Strong Opportunity Fund II
                                            Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap*                        Franklin Small Cap Fund
   Templeton Developing Markets*              Templeton Developing Markets Securities Fund
   Templeton Foreign Securities*              Templeton Foreign Securities Fund


*    No longer available for investment as of May 1, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

AIM Advisors Inc., serves as investment advisor for the AIM Variable Insurance Funds. Federated Advisors serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products, FMR has engaged FMR Co. Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far East), Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund & Fidelity VIP Growth Opportunities. FMR has engaged FMRC to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment Grade Bond. Neuberger Berman Management, Inc. (NBMI) serves as investment manager for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. Pacific Investments Management Company serves as investment adviser for PIMCO Variable Insurance Trust. Rydex Global Advisors serves as investment advisor for The Rydex Variable Trust.. . Strong Capital Management serves as investment advisor for the Strong Opportunity Fund II and the Strong Small Cap Value Fund. Security Management Company, LLC (SMC), a wholly owned subsidiary of SBL, serves as investment manager for OppenheimerFunds Global (Series D). SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to OppenheimerFunds Global (Series D).. Franklin Advisors, Inc. serves as investment advisor for Franklin Templeton Variable Insurance Products Trust Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, Inc. serves as investment advisor for Templeton Foreign Securities Fund.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                     First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the period ended December 31, 2004, were as follows:

                                                           COST OF      PROCEEDS
         SUBACCOUNT                                       PURCHASES    FROM SALES
         ----------                                       ---------    ----------
                                                              (In Thousands)
AIM V.I Capital Appreciation                              $   123.0    $    86.8
Federated High Income Bond Fund II                            865.6        477.7
Federated Funds for U.S. Government Securities II             247.3        183.3
Fidelity VIP Contrafund                                       924.7        266.2
Fidelity VIP Growth Opportunities                              92.8          2.9
Fidelity VIP Index 500                                        987.1        252.0
Fidelity VIP Investment Grade Bond                            524.3        194.0
Neuberger Berman AMT Guardian                                 166.0        163.9
Neuberger Berman AMT Partners                                 204.6        140.8
PIMCO VIT Real Return                                         360.5        112.0
PIMCO VIT Total Return                                        555.0        479.1
RVT CLS AdvisorOne Amerigo                                  3,970.2      1,338.4
RVT CLS AdvisorOne Clermont                                 3,995.9        918.1
Rydex VT Arktos                                            23,922.1     25,088.6
Rydex VT Banking                                            3,030.7      1,441.2
Rydex VT Basic Materials                                    3,263.6      1,479.4
Rydex VT Biotechnology                                      2,005.0      1,802.9
Rydex VT Consumer Products                                  2,844.6      1,188.3
Rydex VT Electronics                                          484.7        561.9
Rydex VT Energy                                             2,946.7      1,118.4
Rydex VT Energy Services                                      643.6        435.4
Rydex VT Financial Services                                 3,396.1      1,533.2

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF        PROCEEDS
         SUBACCOUNT                                   PURCHASES      FROM SALES
         ----------                                   ---------       ----------
                                                           (In Thousands)
Rydex VT Health Care                                  $  2,955.3      $  1,487.9
Rydex VT Internet                                        3,029.7         1,033.2
Rydex VT Inverse Dynamic Dow 30*                            15.4             8.2
Rydex VT Inverse Mid Cap*                                   66.6            65.3
Rydex VT Inverse Small Cap*                                335.9           331.1
Rydex VT Juno                                            2,755.7         2,429.3
Rydex VT Large Cap Europe                                1,780.5         1,636.2
Rydex VT Large Cap Growth*                                 634.7           396.3
Rydex VT Large Cap Japan                                 1,473.1         1,528.0
Rydex VT Large Cap Value*                                  612.6           568.5
Rydex VT Leisure                                         2,869.4         1,147.7
Rydex VT Long Dynamic Dow 30*                              335.2           200.2
Rydex VT Medius                                          1,138.3           962.8
Rydex VT Mekros                                         23,867.0        27,045.9
Rydex VT Mid Cap Growth*                                 1,174.7           865.1
Rydex VT Mid Cap Value*                                    545.5           529.2
Rydex VT Nova                                           17,823.2        10,125.9
Rydex VT OTC                                            16,867.4        15,267.3
Rydex VT Precious Metals                                 2,444.9           792.4
Rydex VT Real Estate                                     1,275.8         1,068.9
Rydex VT Retailing                                       2,751.3         1,090.1
Rydex VT Sector Rotation                                 9,017.0         8,906.5
Rydex VT Small Cap Growth*                               1,903.0           742.2
Rydex VT Small Cap Value*                                1,976.2         1,561.7
Rydex VT Technology                                      2,000.7         1,814.6
Rydex VT Telecommunications                              2,711.9           974.5
Rydex VT Titan 500                                         660.4           531.8
Rydex VT Transportation                                  2,227.2           663.3
Rydex VT U.S. Government Bond                           29,502.6        25,802.6
Rydex VT U.S. Government Money Market                  116,088.4       128,284.1
Rydex VT Ursa                                           18,220.7        19,038.9

*    For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       COST OF          PROCEEDS
   SUBACCOUNT                                         PURCHASES        FROM SALES
   ----------                                         ---------        ----------
                                                            (In Thousands)
Rydex VT Utilities                                     $  782.7         $  513.9
Rydex VT Velocity 100                                   1,202.3          1,192.3
SBL Global                                                230.8             44.6
SBL Small Cap Value                                       184.3             23.2
Strong Opportunity II                                     135.1            120.5
Franklin Small Cap                                        164.7            201.2
Templeton Developing Markets                                6.9              7.4
Templeton Foreign Securities                               50.7             22.1

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.

         ADMINISTRATIVE CHARGE                            SUBACCOUNT
         ---------------------                            ----------

                 0.25%                    OppenheimerFunds Global, Strong Small Cap Value
                 0.45%                    Rydex VT Funds (Except RVT CLS AdvisorOne Amerigo and RVT CLS
                                          AdvisorOne Clermont)
                 0.50%                    Federated High Income Bond II and
                                          Fidelity Funds, except Fidelity VIP
                                          Index 500, RVT CLS AdvisorOne Amerigo,
                                          and RVT CLS AdvisorOne Clermont.
                 0.55%                    Fidelity VIP Index 500, Strong Opportunity Fund, PIMCO Real Return, and
                                          PIMCO Total Return.
                 0.60%                    AIM Capital Appreciation, Federated U.S. Government Securities II,
                                          Franklin Small Cap, Neuberger Funds, Templeton Funds.

FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2.       VARIABLE ANNUITY CONTRACT CHARGES (CONTINUED)

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the period ended December 31, 2004 and 2003, were as follows:

                                                          2004                                   2003
                                                          ----                                   ----
                                                                         NET                                   NET
                                             UNITS        UNITS        INCREASE      UNITS       UNITS       INCREASE
                 SUBACCOUNT                 ISSUED      REDEEMED      (DECREASE)    ISSUED     REDEEMED     (DECREASE)
                 ----------                 ------      --------      ----------    ------     --------     ----------
                                                                          (In Thousands)
   AIM V.I Capital Appreciation                 16         (12)           4           93         (88)             5
   Federated High Income Bond Fund II           83         (51)          32          128         (65)            63
   Federated Fund for U.S. Government
     Securities II                              29         (23)           6           41         (29)            12
   Fidelity VIP Contrafund                      90         (27)          63           98         (94)             4
   Fidelity VIP Index 500                      118         (30)          88            2          --              2
   Fidelity VIP Investment Grade Bond           52         (22)          30           53         (20)            33
   Fidelity VIP Growth Opportunities            11          --           11           40         (24)            16
   Neuberger Berman AMT Guardian                24         (24)          --           59         (54)             5
   Neuberger Berman AMT Partners                28         (21)           7          130        (121)             9
   PIMCO VIT Real Return*                       36         (13)          23           34         (24)            10
   PIMCO VIT Total Return*                      58         (49)           9           74         (39)            35
   RVT CLS AdvisorOne Amerigo**                426        (177)         249          142         (14)           128
   RVT CLS AdvisorOne Clermont**               430        (125)         305          106          (2)           104
   Rydex VT Arktos Fund                      2,737      (2,899)        (162)         973        (811)           162
   Rydex VT Banking                            273        (140)         133           33         (30)             3
   Rydex VT Basic Materials                    352        (177)         175           58         (42)            16
   Rydex VT Biotechnology                      325        (322)           3           93         (92)             1
   Rydex VT Consumer Products                  281        (131)         150           91         (87)             4
   Rydex VT Electronics                        107        (116)          (9)         203        (194)             9
   Rydex VT Energy                             339        (145)         194           43         (25)            18

*    For the period from May 1, 2003 (inception date) to December 31, 2003.

**   For the period from July 1, 2003 (inception date) to December 31, 2003.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                          2004                                   2003
                                                          ----                                   ----
                                                                         NET                                   NET
                                             UNITS        UNITS        INCREASE      UNITS       UNITS       INCREASE
                 SUBACCOUNT                 ISSUED      REDEEMED      (DECREASE)    ISSUED     REDEEMED     (DECREASE)
                 ----------                 ------      --------      ----------    ------     --------     ----------
                                                                          (In Thousands)

   Rydex VT Energy Services                     97          (68)         29           134        (133)           1
   Rydex VT Financial Services                 378         (183)        195            99         (92)           7
   Rydex VT Health Care                        359         (192)        167           219        (196)          23
   Rydex VT Internet                           644         (274)        370           113        (115)          (2)
   Rydex VT Inverse Dynamic Dow 30***            2           (1)          1            --          --           --
   Rydex VT Inverse Mid Cap***                   7           (7)         --            --          --           --
   Rydex VT Inverse Small Cap***                34          (34)         --            --          --           --
   Rydex VT Juno*                              381         (347)         34           532        (531)           1
   Rydex VT Large Cap Europe                   195         (183)         12           321        (273)          48
   Rydex VT Large Cap Growth***                 76          (51)         25            --          --           --
   Rydex VT Large Cap Japan                    168         (178)         (10)         363        (350)          13
   Rydex VT Large Cap Value***                 105          (99)          6            --          --           --
   Rydex VT Leisure                            407         (184)        223           157        (147)          10
   Rydex VT Long Dynamic Dow 30***              43          (30)         13            --          --           --
   Rydex VT Medius                             101          (87)         14           289        (288)           1
   Rydex VT Mekros                           2,360       (2,694)        (334)       1,343        (931)         412
   Rydex VT Mid Cap Growth***                  154         (123)         31            --          --           --
   Rydex VT Mid Cap Value***                   125         (122)          3            --          --           --
   Rydex VT Nova                             2,469       (1,447)      1,022           480        (444)          36
   Rydex VT OTC                              2,278       (2,084)        194         2,655      (2,624)          31
   Rydex VT Precious Metals                    143          (54)         89            99         (96)           3
   Rydex VT Real Estate                        100          (87)         13            91         (82)           9
   Rydex VT Retailing                          293         (129)        164            40         (40)          --
   Rydex VT Sector Rotation                  1,002         (997)          5            14          (7)           7
   Rydex VT Small Cap Growth***                226         (119)        107            --          --           --
   Rydex VT Small Cap Value***                 310         (267)         43            --          --           --
   Rydex VT Technology                         337         (333)          4           268        (271)          (3)
   Rydex VT Telecommunications                 442         (181)        261            28         (28)          --
   Rydex VT Titan 500                           81          (68)         13           165        (165)          --
   Rydex VT Transportation                     260          (94)        166            30         (30)          --

*    For the period from May 1, 2003 (inception date) to December 31, 2003.

***  For the period from May 1, 2004 (inception date) to December 31, 2004

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                          2004                                    2003
                                                          ----                                    ----
                                                                         NET                                    NET
                                             UNITS       UNITS         INCREASE       UNITS       UNITS       INCREASE
                 SUBACCOUNT                 ISSUED      REDEEMED      (DECREASE)     ISSUED     REDEEMED     (DECREASE)
                 ----------                 ------      --------      ----------     ------     --------     ----------
                                                                          (In Thousands)

   Rydex VT U.S. Government Bond             2,956       (2,672)          284           704        (349)           355
   Rydex VT Money Market                    16,876      (18,183)        (1,307)       9,622      (7,377)         2,245
   Rydex VT Ursa                             2,395       (2,549)          (154)       1,207      (1,026)           181
   Rydex VT Utilities                          158         (110)            48          561        (519)            42
   Rydex VT Velocity 100                       295         (302)            (7)         130         (96)            34
   SBL Global                                   24           (6)            18           88         (84)             4
   SBL Small Cap Value*                         13           (2)            11            4          (2)             2
   Strong Opportunity II                        23          (21)             2           16          (2)            14
   Franklin Small Cap                           26          (29)            (3)          58         (29)            29
   Templeton Developing Markets                  2           (1)             1           19          (2)            17
   Templeton Foreign Securities                  6           (2)             4           37          (3)            34

*    For the period from May 1, 2003 (inception date) to December 31, 2003.

4. UNIT VALUES

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the three years in the period ended December 31, 2004, follows:

        SUBACCOUNT                          2004          2003          2002
        ----------                          ----          ----          ----
AIM V.I CAPITAL APPRECIATION

Units                                        16,171        11,398         6,232
Unit value                               $     8.67    $     8.51    $     6.87
Net assets (000s)                        $    140.3    $     96.9    $     42.8
Ratio of expenses to net assets*               1.45%         1.45%         1.45%
Investment income ratio**                        --%           --%           --%
Total return***                                1.88%        23.87%        (1.86)%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


4. UNIT VALUES (CONTINUED)

       SUBACCOUNT                                   2004           2003           2002
       ----------                                   ----           ----           ----
FEDERATED HIGH INCOME BOND II

Units                                                95,559         63,779            934
Unit value                                       $    11.49     $    10.89     $     9.34
Net assets (000s)                                $  1,098.0     $    694.8     $      8.7
Ratio of expenses to net assets*                       1.45%          1.45%          1.45%
Investment income ratio**                              6.06%            --%            --%
Total return***                                        5.51%         16.60%          2.75%

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

Units                                                21,470         15,609          3,950
Unit value                                       $    10.21     $    10.31     $    10.53
Net assets (000s)                                $    219.4     $    160.9     $     41.6
Ratio of expenses to net assets*                       1.45%          1.45%          1.45%
Investment income ratio**                              5.49%          1.44%            --%
Total return***                                       (0.97)%        (2.09)%         1.25%

FIDELITY VIP CONTRAFUND

Units                                                66,563          3,773             --
Unit value                                       $    11.48     $    10.41     $       --
Net assets (000s)                                $    764.0     $     39.3     $       --
Ratio of expenses to net assets*                       1.35%          1.35%            --%
Investment income ratio**                              0.03%            --%            --%
Total return***                                       10.28%         20.49%            --%

FIDELITY VIP GROWTH OPPORTUNITIES

Units                                                12,096          1,818             --
Unit value                                       $     9.31     $     9.10     $       --
Net assets (000s)                                $    112.6     $     16.5     $       --
Ratio of expenses to net assets*                       1.35%          1.35%            --%
Investment income ratio**                              0.33%            --%            --%
Total return***                                        2.31%         17.27%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


4. UNIT VALUES (CONTINUED)

        SUBACCOUNT                         2004           2003           2002
        ----------                         ----           ----           ----
FIDELITY VIP INDEX 500

Units                                      120,813          32,816            --
Unit value                             $      9.33     $      8.83   $        --
Net assets (000s)                      $   1,126.6     $     289.8   $        --
Ratio of expenses to net assets*              1.40%           1.40%           --%
Investment income ratio**                     0.74%             --%           --%
Total return***                               5.66%          18.68%           --%

FIDELITY VIP INVESTMENT GRADE BOND

Units                                       47,000          16,257           128
Unit value                             $     10.77     $     10.80   $     10.75
Net assets (000s)                      $     506.2     $     175.5   $       1.4
Ratio of expenses to net assets*              1.35%           1.35%         1.35%
Investment income ratio**                     2.78%           0.30%           --%
Total return***                              (0.28)%          0.47%         3.76%

NEUBERGER BERMAN AMT GUARDIAN

Units                                       10,923          10,571         6,310
Unit value                             $      9.81     $      8.86   $      7.03
Net assets (000s)                      $     107.1     $      93.6   $      44.4
Ratio of expenses to net assets*              1.45%           1.45%         1.45%
Investment income ratio**                     0.09%           0.66%           --%
Total return***                              10.72%          26.03%        (6.52)%

NEUBERGER BERMAN AMT PARTNERS

Units                                       16,331           9,120            --
Unit value                             $     10.75     $      9.45   $        --
Net assets (000s)                      $     175.5     $      86.2   $        --
Ratio of expenses to net assets*              1.45%           1.45%           --%
Investment income ratio**(1)                  0.01%             --%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

        SUBACCOUNT                      2004          2003           2002
        ----------                      ----          ----           ----
    PIMCO VIT REAL RETURN

 Units                                   33,151         10,435              --
 Unit value                         $     10.79    $     10.35     $        --
 Net assets (000s)                  $     358.3    $     108.1     $        --
 Ratio of expenses to net assets*          1.40%          1.40%             --%
 Investment income ratio**                 1.09%          0.46%             --%
 Total return***                           4.25%          0.10%             --%

 PIMCO VIT TOTAL RETURN

 Units                                   43,127         35,054              --
 Unit value                         $      9.99    $      9.95     $        --
 Net assets (000s)                  $     431.5    $     349.1     $        --
 Ratio of expenses to net assets*          1.40%          1.40%             --%
 Investment income ratio**                 1.82%          1.28%             --%
 Total return***                           0.40%         (1.00)%            --%

 RVT CLS ADVISORONE AMERIGO

 Units                                  376,672        128,233              --
 Unit value                         $     12.07    $     11.35     $        --
 Net assets (000s)                  $   4,545.4    $   1,454.9     $        --
 Ratio of expenses to net assets*          1.35%          1.35%             --%
 Investment income ratio**                 0.10%            --%             --%
 Total return***                           6.34%         11.38%             --%

 RVT CLS ADVISORONE CLERMONT

 Units                                  409,321        104,078              --
 Unit value                         $     10.73    $     10.59     $        --
 Net assets (000s)                  $   4,392.4    $   1,101.8     $        --
 Ratio of expenses to net assets*          1.35%          1.35%             --%
 Investment income ratio**                 0.37%            --%             --%
 Total return***                           1.32%          5.90%             --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

       SUBACCOUNT                      2004              2003           2002
       ----------                      ----              ----           ----
 RYDEX VT ARKTOS FUND

 Units                                       --         162,221             100
 Unit value(2)                      $      7.45     $      8.82     $     14.70
 Net assets (000s)                  $       3.3     $   1,430.4     $       1.5
 Ratio of expenses to net assets*          1.30%           1.30%           1.30%
 Investment income ratio**                   --%             --%             --%
 Total return***                         (15.53)%        (40.00)%        (15.22)%

 RYDEX VT BANKING FUND

 Units                                  135,582           3,296              --
 Unit value                         $     12.92     $     11.75     $        --
 Net assets (000s)                  $   1,751.5     $      38.7     $        --
 Ratio of expenses to net assets*          1.30%           1.30%             --%
 Investment income ratio**                 0.41%           0.39%             --%
 Total return***                           9.96%          28.98%             --%

 RYDEX VT BASIC MATERIALS FUND

 Units                                  190,300          15,687              --
 Unit value                         $     11.46     $      9.90     $        --
 Net assets (000s)                  $   2,180.3     $     155.3     $        --
 Ratio of expenses to net assets*          1.30%           1.30%             --%
 Investment income ratio**                 0.05%           0.07%             --%
 Total return***                          15.76%          23.60%             --%

 RYDEX VT BIOTECHNOLOGY FUND

 Units                                    3,534             399              --
 Unit value                         $      6.62     $      6.83     $        --
 Net assets (000s)                  $     23.40     $       2.7     $        --
 Ratio of expenses to net assets*          1.30%           1.30%             --%
 Investment income ratio**                   --%             --%             --%
 Total return***                          (3.07)%         33.92%             --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

       SUBACCOUNT                      2004            2003           2002
       ----------                      ----            ----           ----
 RYDEX VT CONSUMER PRODUCTS FUND

 Units                                  153,743           3,752            --
 Unit value                         $     11.52     $     10.61   $        --
 Net assets (000s)                  $   1,771.1     $      39.8   $        --
 Ratio of expenses to net assets*          1.30%           1.30%           --%
 Investment income ratio**                 0.03%           0.20%           --%
 Total return***                           8.58%          20.71%           --%

 RYDEX VT ELECTRONICS FUND

 Units                                    5,893          14,976         5,753
 Unit value                         $      4.89     $      6.54   $      4.02
 Net assets (000s)                  $      28.8     $      98.0   $      23.1
 Ratio of expenses to net assets*          1.30%           1.30%         1.30%
 Investment income ratio**                   --%             --%           --%
 Total return***                         (25.23)%         62.69%       (13.73)%

 RYDEX VT ENERGY FUND

 Units                                  211,695          17,610            --
 Unit value                         $     10.15     $      8.01   $        --
 Net assets (000s)                  $   2,148.7     $     141.1   $        --
 Ratio of expenses to net assets*          1.30%           1.30%           --%
 Investment income ratio**(1)              0.01%             --%           --%
 Total return***                          26.72%          21.36%           --%

 RYDEX VT ENERGY SERVICES FUND

 Units                                   29,630             922            --
 Unit value                         $      7.72     $      6.03   $        --
 Net assets (000s)                  $     228.9     $       5.5   $        --
 Ratio of expenses to net assets*          1.30%           1.30%           --%
 Investment income ratio**                   --%             --%           --%
 Total return***                          28.03%          11.46%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT FINANCIAL SERVICES FUND

Units                                           202,251          7,239             --
Unit value                                   $    10.55     $     9.40     $       --
Net assets (000s)                            $  2,133.0     $     68.1     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                          0.21%          0.25%            --%
Total return***                                   12.23%         17.79%            --%

RYDEX VT HEALTH CARE FUND

Units                                           190,661         23,383             --
Unit value                                   $     8.86     $     8.71     $       --
Net assets (000s)                            $  1,689.5     $    203.7     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                    1.72%         28.47%            --%

RYDEX VT INTERNET FUND

Units                                           374,367          5,057          6,796
Unit value                                   $     5.81     $     5.24     $     3.33
Net assets (000s)                            $  2,178.0     $     26.5     $     22.6
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                   10.88%         57.36%         17.67%

RYDEX VT INVERSE DYNAMIC DOW 30****

Units                                               814             --             --
Unit value                                   $     8.60     $       --     $       --
Net assets (000s)                            $      7.0     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                  (14.00)%           --%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT INVERSE MID CAP****

Units                                                --             --             --
Unit value(2)                                $     8.55     $       --     $       --
Net assets (000s)                            $       --     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                  (14.50)%           --%            --%

RYDEX VT INVERSE SMALL CAP****

Units                                                --             --             --
Unit value(2)                                $     8.32     $       --     $       --
Net assets (000s)                            $      0.1     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                  (16.80)%           --%            --%

RYDEX VT JUNO FUND

Units                                            35,220            584             --
Unit value                                   $     8.25     $     9.65     $       --
Net assets (000s)                            $    290.4     $      5.6     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                  (14.51)%        (1.03)%           --%

RYDEX VT LARGE CAP EUROPE FUND

Units                                            59,482         48,247             --
Unit value                                   $    10.70     $     9.62     $       --
Net assets (000s)                            $    636.4     $    464.1     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                          9.59%         36.23%            --%
Total return***                                   11.23%         31.60%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT LARGE CAP GROWTH****

Units                                            24,660             --             --
Unit value                                   $    10.13     $       --     $       --
Net assets (000s)                            $    249.8     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                          1.10%            --%            --%
Total return***                                    1.30%            --%            --%

RYDEX VT LARGE CAP JAPAN FUND

Units                                             4,011         14,278          1,378
Unit value                                   $     9.61     $     9.10     $     6.90
Net assets (000s)                            $     38.6     $    129.9     $      9.5
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                    5.60%         31.88%        (15.23)%

RYDEX VT LARGE CAP VALUE****

Units                                             5,482             --             --
Unit value                                   $    10.93     $       --     $       --
Net assets (000s)                            $     59.9     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                          0.76%            --%            --%
Total return***                                    9.30%            --%            --%

 RYDEX VT LEISURE FUND

Units                                           232,681          9,787             --
Unit value                                   $     8.80     $     7.42     $       --
Net assets (000s)                            $  2,048.0     $     72.6     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   18.60%         33.21%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT LONG DYNAMIC DOW 30****

Units                                            12,929             --             --
Unit value                                   $    10.56     $       --     $       --
Net assets (000s)                            $    136.5     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                          1.63%            --%            --%
Total return***                                    5.60%            --%            --%

RYDEX VT MEDIUS FUND

Units                                            15,026          1,318             --
Unit value                                   $    13.12     $    11.22     $       --
Net assets (000s)                            $    197.2     $     14.8     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   16.93%         56.92%            --%

RYDEX VT MEKROS FUND

Units                                            78,584        412,137             --
Unit value                                   $    12.41     $    10.35     $       --
Net assets (000s)                            $    975.0     $  4,265.4     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%          9.68%            --%
Total return***                                   19.90%         67.48%            --%

RYDEX VT MID CAP GROWTH****

Units                                            30,438             --             --
Unit value                                   $    10.54     $       --     $       --
Net assets (000s)                            $    320.9     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                    5.40%            --%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT MID CAP VALUE****

Units                                             3,083             --             --
Unit value                                   $    11.19     $       --     $       --
Net assets (000s)                            $     34.5     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**(1)                       0.03%            --%            --%
Total return***                                   11.90%            --%            --%

RYDEX VT NOVA FUND

Units                                         1,062,820         41,053          4,939
Unit value                                   $     8.34     $     7.60     $     5.70
Net assets (000s)                            $  8,872.6     $    312.0     $     28.2
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                          0.01%            --%            --%
Total return***                                    9.74%         33.33%         (4.68)%

RYDEX VT OTC FUND

Units                                           224,571         30,824            228
Unit value                                   $     8.41     $     8.03     $     5.77
Net assets (000s)                            $  1,888.8     $    247.5     $      1.3
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                    4.73%         39.17%          4.72%

RYDEX VT PRECIOUS METALS FUND

Units                                            92,979          4,087            557
Unit value                                   $    16.68     $    20.31     $    15.05
Net assets (000s)                            $  1,551.3     $     83.0     $      8.4
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                  (17.87)%        34.95%         22.16%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT REAL ESTATE FUND

Units                                            22,363          9,354             --
Unit value                                   $    14.94     $    12.04     $       --
Net assets (000s)                            $    334.2     $    112.6     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                          0.58%          5.05%            --%
Total return***                                   24.09%         30.44%            --%

RYDEX VT RETAILING FUND

Units                                           163,339             56             --
Unit value                                   $    10.26     $     9.74     $       --
Net assets (000s)                            $  1,676.4     $      0.5     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                    5.34%         35.09%            --%

RYDEX VT SECTOR ROTATION FUND

Units                                            12,670          8,342          1,183
Unit value                                   $     9.92     $     9.35     $     7.52
Net assets (000s)                            $    125.7     $     78.0     $      8.9
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                    6.10%         24.34%         (9.40)%

RYDEX VT SMALL CAP GROWTH****

Units                                           106,549             --             --
Unit value                                   $    11.25     $       --     $       --
Net assets (000s)                            $  1,199.0     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   12.50%            --%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT SMALL CAP VALUE****

Units                                            42,893             --             --
Unit value                                   $    11.47     $       --     $       --
Net assets (000s)                            $    491.8     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                          0.11%            --%            --%
Total return***                                   14.70%            --%            --%

RYDEX VT TECHNOLOGY FUND

Units                                             6,106          1,679          5,034
Unit value                                   $     6.32     $     6.52     $     4.22
Net assets (000s)                            $     38.6     $     10.9     $     21.3
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                   (3.07)%        54.50%          3.43%

RYDEX VT TELECOMMUNICATIONS FUND

Units                                           260,896             --            110
Unit value                                   $     7.09     $       --     $     5.13
Net assets (000s)                            $  1,847.6     $       --     $      0.6
Ratio of expenses to net assets*                   1.30%            --%          1.30%
Investment income ratio**                            --%            --%            --%
Total return***                                    7.91%            --%         21.56%

RYDEX VT TITAN 500 FUND

Units                                            12,981             --             --
Unit value                                   $     8.67     $       --     $       --
Net assets (000s)                            $    112.6     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   11.87%            --%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT TRANSPORTATION FUND

Units                                           165,382             --             --
Unit value                                   $    10.95     $       --     $       --
Net assets (000s)                            $  1,811.5     $       --     $       --
Ratio of expenses to net assets*                   1.30%            --%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   17.74%            --%            --%

RYDEX VT U.S. GOVERNMENT BOND FUND

Units                                           638,967        354,840            279
Unit value                                   $    10.89     $    10.48     $    11.01
Net assets (000s)                            $  6,953.4     $  3,719.2     $      3.1
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                          3.79%          1.22%         14.32%
Total return***                                    3.91%         (4.81)%         9.12%

RYDEX VT U.S. GOVERNMENT MONEY MARKET FUND

Units                                           955,333      2,261,713         16,781
Unit value                                   $     8.71     $     9.07     $     9.47
Net assets (000s)                            $  8,319.2     $ 20,514.9     $    158.9
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                          0.17%            --%          0.03%
Total return***                                   (3.97)%        (4.22)%        (1.56)%

RYDEX VT URSA FUND

Units                                            27,025        180,609             --
Unit value                                   $     7.12     $     8.28     $       --
Net assets (000s)                            $    192.3     $  1,495.1     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                  (14.01)%       (24.25)%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
RYDEX VT UTILITIES FUND

Units                                            91,809         43,792          1,606
Unit value                                   $     6.15     $     5.47     $     4.56
Net assets (000s)                            $    564.7     $    239.8     $      7.3
Ratio of expenses to net assets*                   1.30%          1.30%          1.30%
Investment income ratio**                          1.25%          0.01%            --%
Total return***                                   12.43%         19.96%         (4.40)%

RYDEX VT VELOCITY 100 FUND

Units                                            26,899         33,689             --
Unit value                                   $     5.53     $     5.05     $       --
Net assets (000s)                            $    148.6     $    170.2     $       --
Ratio of expenses to net assets*                   1.30%          1.30%            --%
Investment income ratio**                          5.25%         16.14%            --%
Total return***                                    9.50%         86.35%            --%

SBL GLOBAL

Units                                            22,194          3,700             --
Unit value                                   $    11.80     $    10.35     $       --
Net assets (000s)                            $    261.9     $     38.3     $       --
Ratio of expenses to net assets*                   1.10%          1.10%            --%
Investment income ratio**                            --%          0.51%            --%
Total return***                                   14.01%         47.02%            --%

SBL SMALL CAP VALUE

Units                                            13,648          2,330             --
Unit value                                   $    16.89     $    14.62     $       --
Net assets (000s)                            $    230.4     $     34.1     $       --
Ratio of expenses to net assets*                   1.10%          1.10%            --%
Investment income ratio**                            --%            --%            --%
Total return***                                   15.53%         26.91%            --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                        2004           2003           2002
----------------------------------------     ----------     ----------     ----------
STRONG OPPORTUNITY II

Units                                            16,375         14,219             --
Unit value                                   $    10.29     $     9.10     $       --
Net assets (000s)                            $    168.5     $    129.3     $       --
Ratio of expenses to net assets*                   1.40%          1.40%            --%
Investment income ratio**                            --%          0.13%            --%
Total return***                                   13.08%         37.88%            --%

FRANKLIN SMALL CAP

Units                                            30,104         32,959          4,040
Unit value                                   $    10.10     $     9.47     $     7.22
Net assets (000s)                            $    304.0     $    312.2     $     29.2
Ratio of expenses to net assets*                   1.45%          1.45%          1.45%
Investment income ratio**                            --%            --%            --%
Total return***                                    6.65%         31.16%         (0.28)%

TEMPLETON DEVELOPING MARKETS

Units                                            17,359         16,959             --
Unit value                                   $    16.45     $    13.78     $       --
Net assets (000s)                            $    285.6     $    233.7     $       --
Ratio of expenses to net assets*                   1.45%          1.45%            --%
Investment income ratio**                          1.72%            --%            --%
Total return***                                   19.38%         26.89%            --%

TEMPLETON FOREIGN SECURITIES

Units                                            38,371         34,000             --
Unit value                                   $    10.09     $     8.90     $       --
Net assets (000s)                            $    387.2     $    302.7     $       --
Ratio of expenses to net assets*                   1.45%          1.45%            --%
Investment income ratio**                           1.1%          0.81%            --%
Total return***                                   13.37%         25.71%            --%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

(1) The net investment income is less than $100, so the value is not reported in the statement of operations, but is used in the calculation of investment income ratio.

(2)   Unit values are calculated daily regardless of assets in the subaccount.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  The financial statements of Variable Annuity Account A at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

                  The consolidated financial statements of First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are included in Part B of this Registration Statement.

         (b)      Exhibits

                  (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

                  (2)      Not Applicable

                  (3)      (a) Distribution Agreement(d)

                           (b) Marketing Organization Agreement(c)

                           (c) Commission Schedule(g)

                           (d) Third Party Sales Agreement(g)

                  (4)      (a) Individual Contract (Form FSB216 10-01)(d)

                           (b) Individual Contract - Unisex (Form FSB216
                               10-01U)(d)

                           (c) Annual Stepped Up Death Benefit Rider (Form
                               FSB218 10-01)(c)

                           (d) Credit Enhancement Rider (Form FSB222 7-02)(d)

                           (e) Alternate Withdrawal Charge Rider (Form FSB223
                               10-01)(c)

                           (f) Asset Allocation Rider (Form FSB225 10-01)(c)

                           (g) Dollar Cost Averaging Rider (Form FSB226
                               10-01)(c)

                           (h) TSA Endorsement (Form FSB202 R2-97)(a)

                           (i) IRA Endorsement (Form FSB203 R2-97)(a)

                           (j) Roth IRA Endorsement (Form FSB206 11-97)(b)

                           (k) Disability Rider (Form FSB220 10-01)(c)

                           (l) Bonus Credit Endorsement (Form FSB238 7-02)(e)

                           (m) Guaranteed Minimum Income Benefit Rider (Form
                               FSB240 5-04)(h)

                           (n) Guaranteed Minimum Withdrawal Benefit Rider (Form
                               FSB241 5-04)(h)

                  (5)      (a) Individual Application (Form FSB217 R4-05)

                           (b) Application Supplement (Form FSB217SUPP R4-05)

                  (6)      (a) Declaration and Certificate of Incorporation of
                               First Security Benefit Life Insurance and Annuity Company of New York(a)

                           (b) Bylaws of First Security Benefit Life Insurance
                               and Annuity Company of New York(a)

                  (7)      Not Applicable

                  (8)      (a) Participation Agreement (Form of) - Franklin
                               Templeton(d)

                           (b) Participation Agreement - AIM(d)

                           (c) Participation Agreement - Federated(d)

                           (d) Participation Agreement - Fidelity(d)

                           (e) Participation Agreement - Neuberger Berman

                           (f) Participation Agreement - Rydex(d)

                           (g) Participation Agreement - Strong(d)

                           (h) Form of Participation Agreement - Rydex Variable
                               Trust(f)

                           (i) Participation Agreement - Potomac

                  (9)      Opinion of Counsel

                  (10)     Consent of Independent Registered Public Accounting
                           Firm

                  (11)     Not Applicable

                  (12)     Not Applicable

                  (13)     Not Applicable

                  (14) Powers of Attorney of Howard R. Fricke, John E. Hayes, Jr., Kris A. Robbins, Katherine White, Stephen
                           R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer and Michael G. Odlum.(g)



(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 33-83240 (filed May 1, 2000).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's initial Registration Statement No. 333-89236 (filed May 28, 2002).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed February 28, 2003).

(f) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30,
         2003)

(g) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed April 30, 2004).

(h) Incorporated herein by reference to the Exhibits filed with Variable Annuity Account B's initial Registration Statement No. 333-118136 (filed August 11, 2004).

Item 25. Directors and Officers of the Depositor

              Name and Principal Business Address      Positions and Offices with Depositor
              -----------------------------------      ------------------------------------
              Howard R. Fricke*                        Chairman of the Board and Director

              Peggy S. Avey                            Assistant Secretary and Chief Administrative Officer
              70 West Red Oak Lane-4th Floor
              White Plains, New York 10604

              Thomas A. Swank*                         Vice President, Chief Financial Officer and Treasurer

              Michael G. Odlum*                        Vice President and Chief Investment Officer

              J. Michael Keefer*                       Vice President, General Counsel and Secretary

              Kris A. Robbins*                         President, CEO, and Director

              Stephen A. Crane                         Director
              480 Park Avenue
              New York, NY 10022

              John E. Hayes, Jr.                       Director
              200 Gulf Blvd.
              Belleair Shore, FL 33786

              Stephen R. Herbert                       Director
              1100 Summer Street
              Stamford, CT 06905

              Katherine P. White                       Director
              1035 5th Avenue, Apt. 14D
              New York, NY 10028

              Kal Bakk*                                Vice President & Chief Marketing Officer

              Dale Martin*                             Vice President -- Sales and Marketing

              J. Timothy Gaule*                        Actuary

              Kenneth G. Abitz*                        Internal Auditor

              Rui Guo                                  Product Development Actuary

                *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2004, no one person holds more than approximately 0.0003% of the voting power of SBMHC.

         The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

         The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                                                                 Percent of
                                                                                                              Voting Securities
                                                                                   Jurisdiction of             Owned by SBMHC
                                             Name                                   Incorporation         (directly or indirectly)
                                             ----                                   -------------         ------------------------
                Security Benefit Mutual Holding Company (Holding Company)              Kansas                        ---

                Security Benefit Corporation (Holding Company)                         Kansas                       100%

                Security Benefit Life Insurance Company (Stock Life Insurance          Kansas                       100%
                Company)

                Security Management Company, LLC (Investment Adviser)                  Kansas                       100%

                Security Distributors, Inc. (Broker/Dealer, Principal                  Kansas                       100%
                Underwriter of Mutual Funds)

                se(2), inc.                                                            Kansas                       100%

                Security Benefit Academy, Inc. (Daycare Company)                       Kansas                       100%

                Security Financial Resources, Inc.                                     Kansas                       100%
                (Financial Services)

                Security Financial Resources Collective Investments, LLC              Delaware                      100%
                (Private Fund)

                                                                                                                 Percent of
                                                                                                              Voting Securities
                                                                                   Jurisdiction of             Owned by SBMHC
                                             Name                                   Incorporation         (directly or indirectly)
                                             ----                                   -------------         ------------------------

                First Security Benefit Life Insurance and Annuity Company of          New York                      100%
                New York (Stock Life Insurance Company)

                Brecek & Young Advisors, Inc.                                        California                     100%

                Brecek & Young Financial Services Group of Montana, Inc.               Montana                      100%

                Brecek & Young Financial Services Group of Nevada, Inc.                Nevada                       100%

                Brecek & Young Financial Group Insurance Agency of Texas, Inc.          Texas                       100%

         First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27. Number of Contract Owners

         As of February 1, 2005, there were 346 owners of the Qualified Contracts and 301 owners of the Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28. Indemnification

         Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

         The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Contract issued under Variable Annuity Account A. SDI also acts as distributor for SBL Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Extra Credit), Variable Annuity Account XI, Variable Annuity Account XIV, Variable Annuity Account XVII (ClassicStrategies), Variable Annuity Account B and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

         (b)       Name and Principal          Position and Offices
                   Business Address*             with Underwriter
                   -----------------             ----------------
                   Gregory J. Garvin           President and Director
                   James R. Schmank            Director
                   Richard J. Wells            Director
                   Frank Memmo                 Director
                   Tamara L. Brownfield        Treasurer
                   Amy J. Lee                  Secretary

         (b)       Name and Principal          Position and Offices
                   Business Address*             with Underwriter
                   -----------------             ----------------
                   Brenda M. Harwood           Vice President and Director

                  *One Security Benefit Place, Topeka, Kansas 66636-0001

         (c)      Not Applicable.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its principal offices -- 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

         (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

         (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

         (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)

                  78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this __ day of April 2005.

SIGNATURES AND TITLES


Howard R. Fricke                                    FIRST SECURITY BENEFIT LIFE INSURANCE
Chairman of the Board and Director                  AND ANNUITY COMPANY OF NEW YORK
                                                    (THE DEPOSITOR)

Kris A. Robbins                                      By:      KRIS A. ROBBINS
President, Chief Executive                                    -------------------------------------------------------
Officer, and Director                                         Kris A. Robbins, President, Chief Executive Officer,
                                                              and Director as Attorney-in-Fact for the Officers and
                                                              Directors Whose Names Appear Opposite

Thomas A. Swank                                     VARIABLE ANNUITY ACCOUNT A
Vice President, CFO and Treasurer                   (THE REGISTRANT)


Michael G. Odlum                                    By:      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY
Vice President and Chief                                     COMPANY OF NEW YORK (THE DEPOSITOR)
Investment Officer
                                                    By:      KRIS A. ROBBINS
                                                             --------------------------------------------------------
                                                             Kris A. Robbins, President, Chief Executive
                                                             Officer, and Director
John E. Hayes, Jr.
Director

Stephen R. Herbert                                  By:      THOMAS A. SWANK
Director                                                     -------------------------------------------------------
                                                             Thomas A. Swank, Vice President, CFO and Treasurer
                                                             (Principal Financial Officer)

Katherine White                                     (ATTEST):    J. MICHAEL KEEFER
Director                                                         ---------------------------------------------------
                                                                 J. Michael Keefer, Vice President,
                                                                 General Counsel and Secretary

Stephen A. Crane                                    Date:  April__, 2005
Director

                                  EXHIBIT INDEX

  (1)      None

  (2)      None

  (3)      (a)    None
           (b)    None
           (c)    None
           (d)    None

(4)        (a)    None
           (b)    None
           (c)    None
           (d)    None
           (e)    None
           (f)    None
           (g)    None
           (h)    None
           (i)    None
           (j)    None
           (k)    None
           (l)    None

  (5)      (a)    Application
           (b)    Application Supplement

  (6)      (a)    None
           (b)    None

  (7)      None

  (8)      (a)    None
           (b)    None
           (c)    None
           (d)    None
           (e)    None
           (f)    None
           (g)    None
           (h)    None
           (i)    Participation Agreement - Potomac

(9)        Opinion of Counsel

(10)       Consent of Independent Registered Public Account Firm

(11)       None

(12)       None

(13)       None

(14)       None